                        [STYLE SELECT SERIES(SM) LOGO]

                              SEMIANNUAL REPORT

                                APRIL 30, 1997



     [Artwork of                [Artwork of                 [Artwork of
      Woman with                 Human Heads                 Men with
      Tree]                      with Shapes]                Globe]

AGRESSIVE GROWTH PORTFOLIO      VALUE PORTFOLIO   INTERNATIONAL EQUITY PORTFOLIO

MID-CAP GROWTH PORTFOLIO

                                                  [STYLE SELECT SERIES(SM) LOGO]

A Message From The President
--------------------------------------------------------------------------------

                                                                    May 30, 1997

Dear Shareholder:

       In November 1996, SunAmerica Asset Management took a leadership role in the quest to offer mutual funds that adopt an institutional approach to asset allocation and style-based investment management.

       As you are already aware, each of the Style Select Series portfolios is intended to provide you with access to several well-respected professional investment advisers, each seeking the same investment objective and utilizing a similar investment style. As a result of the discipline employed in managing these portfolios, investors may enjoy more accuracy and predictability in executing their asset allocation decisions.

       The goal of combining three investment advisers in each portfolio is to further diversify within a style--the potential result is more consistent returns and lower risk than a single-managed mutual fund. While the risks associated with equity market investing cannot be eliminated completely, a prudent long-term strategy employing adequate portfolio diversification and dollar cost averaging can assist you in meeting your financial goals.

       One of the three advisers from each respective Style Select Series portfolio has been asked to discuss their investment style and the market strategy employed during the past six months. In this, our first Semiannual Report, Scott Schoelzel of JANUS for the Aggressive Growth Portfolio, Arden Armstrong of MILLER ANDERSON & SHERRERD for the Mid-Cap Growth Portfolio, Christopher Davis of DAVIS SELECTED ADVISERS for the Value Portfolio and Richard King of WARBURG PINCUS for the International Equity Portfolio are the portfolio managers who shared with us their investment process and strategy. You will hear from other managers of the Style Select Series portfolios in future reports.

       We are pleased you have invested in the Style Select Series portfolios to assist you in meeting your financial goals. All of us at SunAmerica Asset Management, working with your financial professional, look forward to continuing to serve your investment needs now and in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President

2

[STYLE SELECT SERIES(SM) LOGO]

Portfolio Manager Commentary
--------------------------------------------------------------------------------

[JANUS LOGO]

Scott W. Schoelzel, Portfolio Manager
AGGRESSIVE GROWTH PORTFOLIO

       Janus is primarily a 'bottom-up' stock picker, looking at the individual characteristics of a potential company as opposed to making a broadly disseminated, top-down investment decision based on an assessment of the overall market. Generally speaking, the companies in the portfolio will come from several broad industries including, but not limited to, telecommunications, technology, health care, bio-technology and financial services. About 80% of the investments going forward will probably be in one of these categories. In terms of constructing the portfolio, one portion invests in companies with impressive professional management teams, multiple product lines and in most cases, global franchises and distributions systems. Some of these companies might include Microsoft, Citicorp Pfizer and Gillette. Another focus of the portfolio is companies that are more niche oriented and are experiencing faster earnings growth. These companies generally offer greater potential for returns, but also experience higher volatility. Companies in this group might include Oxford Health Plan, which is a New York based HMO; PeopleSoft, which is a client server applications software company; Dell Computer, which is a high volume manufacturer of PCs and Veritas, which is a software company that makes a data storage system which is used in conjunction with Windows N. Each one of these companies has a tremendous opportunity in front of them and we expect they will be good stocks for the portfolio for years to come. We are confident that over the next few years this growth strategy will continue to provide investors with competitive returns. We appreciate your confidence and interest in the fund and look forward to continuing to serve as one of the Style Select Series--Aggressive Growth Portfolio managers.


[MILLER ANDERSON & SHERRERD, LLP LOGO]

Arden C. Armstrong, Portfolio Manager
MID-CAP GROWTH PORTFOLIO

       At MAS, we buy mid-cap stocks with strong growth prospects and positive earnings estimates. We have a four-part process that we use to select stocks. First, we employ a quantitative framework, looking at analysts' earning estimate revisions and at percent change in earnings over the last three and five months. Research has shown that over the last ten years there has been a 15% spread in performance between the best and worst earnings estimate revisions. Therefore, the first part of the process is a quantitative screen. However, the quantitative process provides the basic framework to the fundamental research that follows. This is the second part of our process. We believe this screening can help us to generate better results because we use it as a tool to improve the productivity of our fundamental analysis. Then, we look at the financials, the quality of management and the strategic position of the company within its respective industry. In the

                                                  [STYLE SELECT SERIES(SM) LOGO]

Portfolio Manager Commentary
--------------------------------------------------------------------------------

third stage of our investment process we use valuation as a trading tool to attempt to identify entry and exit points into our stock positions. We attempt to invest in companies when they are less expensive and we reduce these positions when they are more expensive than we believe they ought to be. The final component of the investment process is our selling discipline. We will sell stocks for a number of reasons such as, negative estimate revision trends or if we are uncomfortable with the fundamentals and market valuation. We perform our own fundamental research on companies before we buy them and we use valuation as a trading tool to enforce our strict selling discipline.

       Market performance during the prior period has been influenced by Federal Reserve action and concern for the strength of the economy. We have experienced some significant volatility and our preference, during the first few months of the year, was to sell on strength and to be very picky about buying stocks on extreme weakness. We believe this has changed over the last several weeks, where we are now less interested in selling on strength and more interested in seeking opportunities to buy. This is definitely the time to take advantage of these growth opportunities. We appreciate your confidence and interest in the fund and look forward to continuing to serve as one of the Style Select Series--Mid-Cap Growth Portfolio managers.


[LOGO]

Christopher C. Davis, Portfolio Manager
VALUE PORTFOLIO

       With the Dow Jones Industrial Average today around 7,000, we believe this is an ideal time to review our investment philosophy, research process and price discipline. While we develop broad investment themes and strategies, we evaluate risk on a company-by-company basis. Experience has taught us that good companies can prosper in sectors that lag, while badly managed companies often perform poorly even in sectors that are performing well. Finding the appropriate companies for investment is always a challenge, but we meet that challenge through the application of traditional research--meeting with company management, analyzing financial statements, reviewing regulatory documents and studying changes in the business world. Above all, we sit down with the people running the companies to discuss the fundamental dynamics of their business. Essential to our thinking is that the goal of research is to separate the company managements who are the 'bluffers' from those who are 'doers'. Once we find the businesses that meet our criteria, we focus on avoiding the second risk--the danger of paying too much for them. In fact, as 'value' investors, we want to buy the stocks of these businesses which are worth more than their current price. Many investors in the current market seem to believe that the higher a stock rises, the more attractive it becomes. Our strategy is to stick with a discipline that tells us how much we can reasonably pay for a stock.

       We view financial companies as 'growth stocks in disguise' because of their potential for growth and relatively low price/earnings multiples. They are the beneficiaries of two long-term trends: the aging of America's baby-boomers and the expansion of financial services around the world. Among the financial companies, American Express is one of our favorites. The company

4

[STYLE SELECT SERIES(SM) LOGO]

Portfolio Manager Commentary
--------------------------------------------------------------------------------

benefits as credit card usage as a percentage of consumer spending continues to grow at 15-20% per year. It is more conservatively positioned in an economic downturn than its competitors since it lacks a substantial loan portfolio. In the technology industry we see value and long-term growth potential. We particularly like Intel and IBM. Intel is the dominant maker of micro-processors with 80% of the world's market share. Its earnings are likely to continue to be fueled by the dramatic growth in the use of computers by businesses and individuals. IBM is effective at leveraging its relationships with large global companies to provide them with complete technology solutions. Among our favorites in the oil industry is Halliburton. This company benefits as large oil companies outsource more functions. We remain confident that our 'all-weather' investment approach will continue to serve us well, and we look forward to continuing to serve as one of the Style Select Series--Value Portfolio managers.


[WARBURG PINCUS LOGO]

Richard H. King, Portfolio Manager
INTERNATIONAL EQUITY PORTFOLIO

       Warburg Pincus aims to tap into the strong growth potential of today's world stock markets by investing primarily in a diversified selection of companies whose principal business activities and interests are outside the U.S. We believe the best way to value a company is from a businessman's perspective, determining what we call intrinsic value but essentially trying to discover what a company is worth over the course of an investment cycle. Under researched stocks with low institutional ownership tend to be undervalued, and our approach focuses on patience and an early recognition of secular change. It is not difficult to find situations outside of the U.S. where companies or industries are changing or emerging for the first time. One example is the opportunity to invest in financial service companies benefiting from the economic restructuring that exists in many emerging markets. Currently the portfolio is invested in over 20 countries. Europe, our largest weighting, offers many attractively valued companies, currently focused on the UK, France, Germany and Switzerland. The second largest weighting is the Far East, with the highest concentration in Japan. We also maintain a small exposure in Latin America. Moving forward, we will maintain our emphasis on growth opportunities throughout Asia. Heavy country allocations in Taiwan and Hong Kong at year-end, in our opinion, reached fair value and we have been paring back weightings in both markets. On the other hand, attractive opportunities exist in Thailand and South Korea during the remainder of 1997. We will continue to monitor and look to increase our weightings as opportunities present themselves. We appreciate your confidence and interest in the fund and look forward to continuing to serve as one of the Style Select Series--International Equity Portfolio managers.

The opinions expressed throughout the above discussions are not predictive of or do not guarantee future performance results. For more information, including a prospectus, please contact your financial professional or SunAmerica Mutual Funds at (800)858-8850, ext. 5125. Please read the prospectus carefully, including the information on charges and expenses, before you invest.

                                                                               1
                                                  [STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- April 30, 1997 (unaudited)

                                                     AGGRESSIVE       MID-CAP                    INTERNATIONAL
                                                       GROWTH         GROWTH          VALUE         EQUITY
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                     --------------------------------------------------------

ASSETS:

Investment securities, at value (identified cost
  $42,533,592; $34,071,753; $54,534,507 and
  $33,151,969, respectively)......................   $42,931,330    $31,946,118    $56,716,131   $ 32,848,094

Short-term securities (cost equals market)........     5,282,749      5,392,183      5,917,000        706,000

Repurchase agreements (cost equals market)........     4,204,000             --        665,000      3,469,000

Cash..............................................        18,837            606          2,578          1,152

Foreign cash......................................            --             --             --        109,165

Receivable for fund shares sold...................       785,927        840,913      1,281,173        972,187

Receivable for investments sold...................       638,839         36,684             --        265,490

Other assets......................................        43,675         43,675         43,675         43,675

Interest and dividends receivable.................        25,550          5,049         47,731        149,192

Deferred organizational expenses..................        20,019         20,019         20,019         20,019

Receivable from investment adviser................        10,733         12,215         13,967         12,421

Foreign currency contracts........................            --             --             --        365,948

Unrealized appreciation of foreign currency
  contracts.......................................            --             --             --         95,395
                                                     -----------    -----------    -----------   ------------

  Total assets....................................    53,961,659     38,297,462     64,707,274     39,057,738
                                                     -----------    -----------    -----------   ------------

LIABILITIES:

Payable for investments purchased.................     2,679,087        754,571      1,353,760        321,629

Investment advisory and management

  fees payable....................................        38,425         28,264         45,670         32,101

Payable for fund shares repurchased...............        35,323         14,237         35,060         55,385

Other accrued expenses............................        24,598         22,115         37,504         40,816

Distribution and service maintenance fees
  payable.........................................        22,701         17,408         28,219         17,217

Foreign currency contracts........................            --             --             --        367,361

Unrealized depreciation of foreign currency
  contracts.......................................            --             --             --         10,444
                                                     -----------    -----------    -----------   ------------

  Total liabilities...............................     2,800,134        836,595      1,500,213        844,953
                                                     -----------    -----------    -----------   ------------

    Net assets....................................   $51,161,525    $37,460,867    $63,207,061   $ 38,212,785
                                                     -----------    -----------    -----------   ------------
                                                     -----------    -----------    -----------   ------------

2
[STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- April 30, 1997 (unaudited) -- (continued)

                                                     AGGRESSIVE       MID-CAP                    INTERNATIONAL
                                                       GROWTH         GROWTH          VALUE         EQUITY
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                     --------------------------------------------------------
NET ASSETS WERE COMPOSED OF:

Common Stock, $.0001 par value (1 billion shares
  authorized).....................................   $       409    $       340    $       467   $        306

Paid-in capital...................................    52,418,220     41,347,283     60,880,139     38,314,376
                                                     -----------    -----------    -----------   ------------

                                                      52,418,629     41,347,623     60,880,606     38,314,682

Accumulated undistributed net investment income
  gain (loss).....................................       (62,301)      (144,086)       (10,719)        38,459

Accumulated undistributed net realized gain (loss)
  on investments, foreign currency, options and
  other assets and liabilities....................    (1,592,541)    (1,617,035)       155,550         79,148

Net unrealized appreciation (depreciation) of
  investments.....................................       397,738     (2,125,635)     2,181,624       (303,875)


Net unrealized appreciation of foreign currency,
  other assets and liabilities....................            --             --             --         84,371
                                                     -----------    -----------    -----------   ------------

    Net assets....................................   $51,161,525    $37,460,867    $63,207,061   $ 38,212,785
                                                     -----------    -----------    -----------   ------------
                                                     -----------    -----------    -----------   ------------

CLASS A:

Net assets........................................   $31,277,613    $21,054,557    $35,690,592   $ 22,994,862

Shares outstanding................................     2,499,347      1,910,365      2,636,181      1,841,936

Net asset value and redemption price per share....   $     12.51    $     11.02    $     13.54   $      12.48

Maximum sales charge (5.75% of offering price)....          0.76           0.67           0.83           0.76
                                                     -----------    -----------    -----------   ------------

Maximum offering price to public..................   $     13.27    $     11.69    $     14.37   $      13.24
                                                     -----------    -----------    -----------   ------------
                                                     -----------    -----------    -----------   ------------

CLASS B:

Net assets........................................   $18,722,750    $15,551,069    $25,641,412   $ 14,123,293

Shares outstanding................................     1,500,130      1,415,269      1,898,972      1,134,927

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     12.48    $     10.99    $     13.50   $      12.44
                                                     -----------    -----------    -----------   ------------
                                                     -----------    -----------    -----------   ------------

CLASS C:

Net assets........................................   $ 1,161,162    $   855,241    $ 1,875,057   $  1,094,630

Shares outstanding................................        92,971         77,837        138,863         87,909

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     12.49    $     10.99    $     13.50   $      12.45
                                                     -----------    -----------    -----------   ------------
                                                     -----------    -----------    -----------   ------------

See Notes to Financial Statements

                                                                               3
                                                  [STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF OPERATIONS -- For the period ended April 30, 1997 (unaudited)

                                                     AGGRESSIVE       MID-CAP                    INTERNATIONAL
                                                       GROWTH         GROWTH          VALUE         EQUITY
                                                     PORTFOLIO#     PORTFOLIO#     PORTFOLIO#     PORTFOLIO#
                                                     --------------------------------------------------------
INVESTMENT INCOME:
Income:
  Interest........................................   $   180,976    $    76,076    $    88,163   $     80,390
  Dividends*......................................        53,152         22,603        213,423        228,370
                                                     -----------    -----------    -----------   ------------
    Total investment income.......................       234,128         98,679        301,586        308,760
                                                     -----------    -----------    -----------   ------------
Expenses:
  Investment advisory and management fees.........       143,475        117,215        149,345        129,340
  Distribution and service maintenance fees
    Class A.......................................        37,389         30,228         36,898         31,730
    Class B.......................................        35,542         30,089         42,405         26,171
    Class C.......................................         1,108            761          1,518            753
  Transfer agent fees and expenses
    Class A.......................................        29,911         24,182         28,377         24,742
    Class B.......................................         9,952          8,426         11,545          7,466
    Class C.......................................           310            213            410            218
  Registration fees
    Class A.......................................        14,465         14,010         18,268         16,013
    Class B.......................................        10,261         10,720         13,518         11,143
    Class C.......................................         2,341          2,357          2,524          2,380
  Custodian fees and expenses.....................        24,391         19,927         25,100         42,347
  Audit and tax consulting fees...................        14,670         12,225         14,670         13,820
  Printing expense................................         5,705          7,335          7,335          7,335
  Legal fees and expenses.........................         2,445          2,445          2,445          2,445
  Directors' fees and expenses....................         1,182          1,136          1,080          1,064
  Amortization of organizational expenses.........           480            480            480            480
  Miscellaneous expenses..........................           815            815          1,160            815
                                                     -----------    -----------    -----------   ------------
    Total expenses................................       334,442        282,564        357,078        318,262
    Less: expenses waived/reimbursed by investment
      adviser.....................................       (38,013)       (39,799)       (44,773)       (47,961)
                                                     -----------    -----------    -----------   ------------
    Net expenses..................................       296,429        242,765        312,305        270,301
                                                     -----------    -----------    -----------   ------------
Net investment income gain (loss).................       (62,301)      (144,086)       (10,719)        38,459
                                                     -----------    -----------    -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments...........    (1,592,541)    (1,616,501)       155,550         56,452
Net realized loss on options contracts............            --             --             --         (2,351)

Net realized gain (loss) on foreign currency and
  other assets and liabilities....................            --           (534)            --         25,047
Net change in unrealized appreciation/depreciation
  of investments..................................       397,738     (2,125,635)     2,181,624       (303,875)
Net change in unrealized appreciation/depreciation
  of foreign currency and other assets and
  liabilities.....................................            --             --             --         84,371
                                                     -----------    -----------    -----------   ------------
Net realized and unrealized gain (loss) on
  investments, foreign currency and other assets
  and liabilities.................................    (1,194,803)    (3,742,670)     2,337,174       (140,356)
                                                     -----------    -----------    -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:                                   $(1,257,104)   $(3,886,756)   $ 2,326,455   $   (101,897)
                                                     -----------    -----------    -----------   ------------
                                                     -----------    -----------    -----------   ------------

*Net of foreign withholding taxes on dividends
  of..............................................   $       209    $        27    $     2,470   $     27,741
                                                     -----------    -----------    -----------   ------------
                                                     -----------    -----------    -----------   ------------

------------------
# Commenced operations November 19, 1996
See Notes to Financial Statements

4
[STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF CHANGES IN NET ASSETS -- For the period ended April 30, 1997 -- (unaudited)

                                                       AGGRESSIVE         MID-CAP                          INTERNATIONAL
                                                         GROWTH            GROWTH            VALUE             EQUITY
                                                       PORTFOLIO#        PORTFOLIO#        PORTFOLIO#        PORTFOLIO#
                                                     --------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income gain (loss)...............    $    (62,301)     $   (144,086)     $    (10,719)     $     38,459
  Net realized gain (loss) on investments.........      (1,592,541)       (1,616,501)          155,550            56,452
  Net realized loss on options contracts..........              --                --                --            (2,351)
  Net realized gain (loss) on foreign currency and
    other assets and liabilities..................              --              (534)               --            25,047
  Net change in unrealized
    appreciation/depreciation of investments......         397,738        (2,125,635)        2,181,624          (303,875)
  Net change in unrealized
    appreciation/depreciation of foreign currency
    and other assets and liabilities..............              --                --                --            84,371
                                                     --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
    from operations...............................      (1,257,104)       (3,886,756)        2,326,455          (101,897)
                                                     --------------    --------------    --------------    --------------

NET INCREASE IN NET ASSETS RESULTING FROM FUND
  SHARE TRANSACTIONS (NOTE 7).....................      52,393,629        41,322,623        60,855,606        38,289,682
                                                     --------------    --------------    --------------    --------------

TOTAL INCREASE IN NET ASSETS......................      51,136,525        37,435,867        63,182,061        38,187,785

NET ASSETS:
Beginning of period...............................          25,000            25,000            25,000            25,000
                                                     --------------    --------------    --------------    --------------
End of period [including undistributed net
  investment income gain (loss) for April 30, 1997
  of $(62,301), $(144,086), $(10,719) and $38,459,
  respectively]...................................    $ 51,161,525      $ 37,460,867      $ 63,207,061      $ 38,212,785
                                                     --------------    --------------    --------------    --------------
                                                     --------------    --------------    --------------    --------------

------------------
# Commenced operations November 19, 1996
See Notes to Financial Statements

                                                                               5
                                                  [STYLE SELECT SERIES(SM) LOGO]

FINANCIAL HIGHLIGHTS -- (unaudited)

                                                   NET
                                               GAIN(LOSS)                 DIVIDENDS
                                               ON INVEST-      TOTAL        FROM      DISTRI-
                     NET ASSET       NET       MENTS(BOTH       FROM         NET      BUTIONS
                       VALUE,      INVEST-      REALIZED      INVEST-      INVEST-     FROM     TOTAL
      PERIOD         BEGINNING       MENT          AND          MENT        MENT      CAPITAL   DISTRI-
       ENDED         OF PERIOD    INCOME(1)    UNREALIZED)   OPERATIONS    INCOME      GAINS    BUTIONS
-------------------  ----------   ----------   -----------   ----------   ---------   -------   -------

AGGRESSIVE GROWTH PORTFOLIO
---------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...    $12.50       $(0.02)      $  0.03       $ 0.01        $--        $--      $ --

                                                CLASS B
                                                -------
11/19/96-4/30/97...     12.50        (0.06)         0.04        (0.02)        --         --        --

                                                CLASS C
                                                -------
3/06/97-4/30/97....     13.38        (0.01)        (0.88)       (0.89)        --         --        --

--------------------------------------------------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO
------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...    $12.50       $(0.06)      $ (1.42)      $(1.48)       $--        $--      $ --

                                                CLASS B
                                                -------
11/19/96-4/30/97...     12.50        (0.10)        (1.41)       (1.51)        --         --        --

                                                CLASS C
                                                -------
3/06/97-4/30/97....     11.93        (0.03)        (0.91)       (0.94)        --         --        --

--------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
---------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...    $12.50       $ 0.01       $  1.03       $ 1.04        $--        $--      $ --

                                                CLASS B
                                                -------
11/19/96-4/30/97...     12.50        (0.04)         1.04         1.00         --         --        --

                                                CLASS C
                                                -------
3/06/97-4/30/97....     13.56        (0.02)        (0.04)       (0.06)        --         --        --

--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...    $12.50       $ 0.02       $ (0.04)      $(0.02)       $--        $--      $ --

                                                CLASS B
                                                -------
11/19/96-4/30/97...     12.50         0.02         (0.08)       (0.06)        --         --        --

                                                CLASS C
                                                -------
3/06/97-4/30/97....     12.60         0.03         (0.18)       (0.15)        --         --        --

                                                                     RATIO OF NET
                      NET                               RATIO OF      INVESTMENT
                     ASSET               NET ASSETS     EXPENSES        INCOME                  AVERAGE
                     VALUE,                END OF      TO AVERAGE     TO AVERAGE               COMMISSION
      PERIOD         END OF    TOTAL       PERIOD         NET            NET        PORTFOLIO     PER
       ENDED         PERIOD  RETURN(2)    (000'S)     ASSETS(3)(4)   ASSETS(3)(4)   TURNOVER    SHARE(5)
-------------------  ------  ---------   ----------   ------------   ------------   --------   ----------

AGGRESSIVE GROWTH PORTFOLIO
---------------------------
                                                 CLASS A
                                                 -------
11/19/96-4/30/97...  $12.51      0.08%    $ 31,278        1.90%          (0.27)%       95%      $ 0.0544

                                                 CLASS B
                                                 -------
11/19/96-4/30/97...   12.48     (0.16)      18,723        2.55           (0.91)        95         0.0544

                                                 CLASS C
                                                 -------
3/06/97-4/30/97....   12.49     (6.65)       1,161        2.55           (0.64)        95         0.0544

---------------------------------------------------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO
------------------------
                                                 CLASS A
                                                 -------
11/19/96-4/30/97...  $11.02    (11.84)%   $ 21,055        1.90%          (1.04)%       38%      $ 0.0472

                                                 CLASS B
                                                 -------
11/19/96-4/30/97...   10.99    (12.08)      15,551        2.55           (1.76)        38         0.0472

                                                 CLASS C
                                                 -------
3/06/97-4/30/97....   10.99     (7.88)         855        2.55           (1.80)        38         0.0472

---------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
---------------
                                                 CLASS A
                                                 -------
11/19/96-4/30/97...  $13.54      8.32%    $ 35,691        1.90%           0.16%        16%      $ 0.0600

                                                 CLASS B
                                                 -------
11/19/96-4/30/97...   13.50      8.00       25,641        2.55           (0.62)        16         0.0600

                                                 CLASS C
                                                 -------
3/06/97-4/30/97....   13.50     (0.44)       1,875        2.55           (0.83)        16         0.0600

---------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
                                                 CLASS A
                                                 -------
11/19/96-4/30/97...  $12.48     (0.16)%   $ 22,995        2.15%           0.32%        14%      $ 0.0175

                                                 CLASS B
                                                 -------
11/19/96-4/30/97...   12.44     (0.48)      14,123        2.80            0.31         14         0.0175

                                                 CLASS C
                                                 -------
3/06/97-4/30/97....   12.45     (1.19)       1,095        2.80            1.39         14         0.0175

------------------------
(1) Calculated based upon average shares outstanding

(2) Total return is not annualized and does not reflect sales load

(3) Annualized

(4) Net of the following expense reimbursements (based on average net assets):

    Aggressive Growth A......  .22%
    Aggressive Growth B......  .35%
    Aggressive Growth C...... 2.14%
    Mid-Cap Growth A.........  .28%
    Mid-Cap Growth B.........  .44%
    Mid-Cap Growth C......... 3.16%
    Value A..................  .26%
    Value B..................  .36%
    Value C.................. 1.67%
    International Equity A...  .35%
    International Equity B...  .53%
    International Equity C... 3.22%

(5) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold.
See Notes to Financial Statements

6
[STYLE SELECT SERIES(SM) LOGO]

AGGRESSIVE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--83.6%
AEROSPACE & MILITARY TECHNOLOGY--3.0%
  Boeing Co............................................     5,150    $   507,919
  DONCASTERS PLC ADR+(1)...............................     7,600        171,000
  Gulfstream Aerospace Corp.+..........................     6,000        153,000
  REMEC, Inc.+.........................................    25,500        554,625
  Tracor, Inc.+........................................   129,000        129,000
                                                                     -----------
                                                                       1,515,544
                                                                     -----------
APPAREL & TEXTILES--2.4%
  Authentic Fitness Corp...............................    15,000        217,500
  Goody's Family Clothing, Inc.+.......................     5,000         87,500
  NIKE, Inc. Class B...................................     5,075        285,469
  Pacific Sunwear of California+.......................     5,000        156,250
  Wolverine World Wide, Inc............................    11,450        460,862
                                                                     -----------
                                                                       1,207,581
                                                                     -----------
BANKS--8.8%
  Bank United Corp. Class A............................     4,500        136,125
  BankAmerica Corp.....................................     8,900      1,040,188
  Chase Manhattan Corp.................................     1,925        178,303
  Citicorp.............................................     7,000        788,375
  City National Corp...................................     5,600        128,100
  Cullen Frost Bankers, Inc............................     3,600        124,650
  First American Corp..................................     5,600        365,400
  First Security Corp..................................     3,800        134,425
  Hamilton Bancorp, Inc.+..............................    20,000        380,000
  Long Island Bancorp, Inc.............................     4,500        151,875
  Wells Fargo & Co.....................................     4,000      1,067,000
                                                                     -----------
                                                                       4,494,441
                                                                     -----------
BROADCASTING & MEDIA--3.2%
  Applied Graphics Technologies, Inc.+.................     5,000        148,125
  Central European Media Entertainment Light Ltd.,
    Class A+...........................................     4,100        115,825
  DeVry, Inc.+.........................................     6,100        134,200
  Harte Hanks Communications Co........................     4,700        128,075
  Heftel Broadcasting Corp. Class A+...................     3,100        153,450

  Houghton Mifflin Co..................................     2,500        140,312
  ITT Educational Services, Inc.+......................     5,900        134,225
  Mecklermedia Corp.+..................................    20,000        510,000
  Paging Network, Inc.+................................     6,800         47,388
  Wiley (John) & Sons, Inc. Class A....................     4,500        135,562
                                                                     -----------
                                                                       1,647,162
                                                                     -----------


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
BUSINESS SERVICES--7.5%
  ADT Ltd.+............................................     5,100    $   139,613
  Allied Waste Industries, Inc.+.......................    16,800        186,900
  America Online, Inc.+................................    12,500        564,062
  Catalina Marketing Corp.+............................     1,500         47,250
  Chicago Bridge & Iron Co. NV+ .......................    10,000        171,250
  CHS Electronics, Inc.+...............................    11,000        206,250
  E*TRADE Group, Inc.+.................................     5,000         74,375
  Nabors Industries, Inc.+.............................    10,500        196,875
  Norrell Corp.........................................     5,400        142,425
  NPH, Inc.+...........................................     5,900        131,275
  Outdoor Systems, Inc.+...............................     5,250        144,375
  Philip Environmental, Inc.+..........................    10,000        157,500
  Quick Response Services, Inc.+.......................     3,200         86,400
  Robert Half International, Inc.+.....................     5,800        227,650
  Samsonite Corp.+.....................................    23,000        943,000
  Superior Services, Inc.+.............................     6,200        136,400
  USA Waste Services, Inc.+............................     4,000        131,000
  Waters Corp.+........................................     4,900        145,162
                                                                     -----------
                                                                       3,831,762
                                                                     -----------
CHEMICALS--0.3%
  Monsanto Co..........................................     4,100        175,275
                                                                     -----------
COMMUNICATION EQUIPMENT--1.1%
  Electronics For Imaging, Inc.+.......................     2,450         95,550
  QUALCOMM, Inc.+......................................     5,000        232,500
  Sterling Commerce, Inc.+.............................     5,300        137,138
  Tellabs, Inc.+.......................................     2,000         79,500
                                                                     -----------
                                                                         544,688
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--3.6%
  BISYS Group, Inc.+...................................     4,600        147,200
  Dell Computer Corp.+.................................    13,225      1,105,941
  International Business Machines Corp.................     1,000        160,750
  Miller (Herman), Inc.................................     6,200        199,950
  Quantum Corp.+.......................................     1,900         79,087

  Reynolds & Reynolds Co. Class A......................     6,800        141,100
                                                                     -----------
                                                                       1,834,028
                                                                     -----------

                                                                               7
                                                  [STYLE SELECT SERIES(SM) LOGO]

AGGRESSIVE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DRUGS--3.0%
  Lilly (Eli) & Co.....................................     3,725    $   327,334
  Merck & Co., Inc.....................................     2,225        201,362
  Pfizer, Inc..........................................     5,475        525,600
  Sepracor, Inc.+......................................     5,900        114,313
  Teva Pharmaceutical Industries Ltd. ADR(1)...........     7,000        351,750
                                                                     -----------
                                                                       1,520,359
                                                                     -----------

ELECTRICAL EQUIPMENT--0.6%
  Etec Systems, Inc.+..................................     4,400        126,500
  General Electric Co..................................     1,425        157,997
                                                                     -----------
                                                                         284,497
                                                                     -----------

ELECTRONICS--11.5%
  3D Labs, Inc., Ltd.+.................................    10,000        227,500
  Altera Corp.+........................................     8,800        435,600
  ANADIGICS, Inc.+.....................................     4,500        124,875
  Analog Devices, Inc.+................................    10,000        267,500
  Burr-Brown Corp.+....................................     7,800        230,100
  GaSonics International Corp.+........................    11,800        100,300
  Intel Corp...........................................     5,525        845,325
  Lam Research Corp.+..................................     3,300         95,700
  Lattice Semiconductor Corp.+.........................     2,400        134,100
  Linear Technology Corp...............................     5,000        250,000
  LSI Logic Corp.+.....................................     5,000        191,250
  Maxim Integrated Products, Inc.+.....................     9,400        494,675
  Micrel, Inc.+........................................     3,000        131,250
  Microchip Technology, Inc.+..........................     3,150         98,437
  Micron Technology, Inc...............................     5,000        176,250
  Motorola, Inc........................................     7,000        400,750

  Speedfam International, Inc.+........................     4,000         97,000
  Tencor Instruments+..................................     3,600        159,750
  Texas Instruments, Inc...............................     5,000        446,250
  Veeco Instruments, Inc.+.............................    11,000        343,750
  Vitesse Semiconductor Corp.+.........................    15,000        472,500
  Xilinx, Inc.+........................................     3,800        185,725
                                                                     -----------
                                                                       5,908,587
                                                                     -----------

ENERGY SERVICES--1.3%
  Global Industries Ltd.+..............................     6,000        124,500
  Petroleum Geo-Services A/S ADR+(1)...................     6,100        234,850
  Pride Petroleum Services, Inc.+......................    10,500        179,813
  Trico Marine Services, Inc.+.........................     3,600        126,900
                                                                     -----------
                                                                         666,063
                                                                     -----------

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
ENERGY SOURCES--0.8%
  Brown (Tom), Inc.+...................................     7,700    $   138,600
  Chieftain International, Inc.+.......................     6,800        136,000
  Nuevo Energy Co.+....................................     1,400         48,125
  Texas Meridian Resources Corp.+......................     9,900        110,138
                                                                     -----------
                                                                         432,863
                                                                     -----------
FINANCIAL SERVICES--3.5%
  American Express Co..................................     6,050        398,544
  Edwards (A.G.), Inc..................................     5,000        175,000
  Legg Mason, Inc......................................     3,000        142,500
  Merrill Lynch & Co., Inc.............................     7,750        738,187
  Nationwide Financial Services, Inc. Class A+.........     5,100        135,150
  T. Rowe Price Associates, Inc........................     4,200        194,250
                                                                     -----------
                                                                       1,783,631
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--2.0%
  Anheuser-Busch Cos., Inc.............................     6,050        259,394
  Coca-Cola Co.........................................     4,300        273,587
  Coca-Cola Enterprises, Inc...........................       900         54,338
  Consolidated Cigar Holdings, Inc. Class A+...........     5,600        128,800
  Flowers Industries, Inc..............................     7,500        182,812
  General Cigar Holdings, Inc. Class A+................     5,000        118,125
                                                                     -----------
                                                                       1,017,056
                                                                     -----------
FOREST PRODUCTS--0.2%
  Consolidated Papers, Inc.............................     2,000        107,500

                                                                     -----------
HEALTH SERVICES--1.6%
  Gilead Sciences, Inc.+...............................     5,300        116,600
  Healthsource, Inc.+..................................     6,500        136,500
  MedPartners, Inc.+...................................     8,000        146,000
  Mid Atlantic Medical Services, Inc.+.................     9,900        117,563
  Oxford Health Plans, Inc.+...........................     4,575        300,806
                                                                     -----------
                                                                         817,469
                                                                     -----------

8
[STYLE SELECT SERIES(SM) LOGO]

AGGRESSIVE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HOUSEHOLD PRODUCTS--4.7%
  Alberto-Culver Co. Class A...........................     7,700    $   190,575
  Carson, Inc. Class A+................................    11,700         87,750
  Central Garden & Pet Co.+............................     7,500        149,063
  Corning, Inc.........................................    10,000        482,500
  Gillette Co..........................................     3,200        272,000
  Intimate Brands, Inc. Class A........................    10,000        186,250
  Libbey, Inc..........................................     4,200        130,200
  Procter & Gamble Co..................................     2,075        260,931
  Warner-Lambert Co....................................     6,375        624,750
                                                                     -----------
                                                                       2,384,019
                                                                     -----------

INSURANCE--1.2%
  American International Group, Inc....................       975        125,288
  Protective Life Corp.................................     5,000        221,250
  Provident Co., Inc...................................     5,000        279,375
                                                                     -----------
                                                                         625,913
                                                                     -----------

LEISURE & TOURISM--1.5%
  Doubletree Corp.+....................................     3,600        151,200
  La Quinta Inns, Inc..................................     6,000        131,250
  Premier Parks, Inc.+.................................     4,700        137,475
  Ryan's Family Steak Houses, Inc.+....................    29,000        250,125
  Vistana, Inc.+.......................................    11,900        113,050

                                                                     -----------
                                                                         783,100
                                                                     -----------

MACHINERY--1.1%
  ASM Lithography Holding NV+..........................     2,000        158,250
  Flanders Corp.+......................................     2,500         18,125
  Kulicke & Soffa Industries, Inc......................     5,000        139,375
  Minnesota Mining & Manufacturing Co..................     2,975        258,825
                                                                     -----------
                                                                         574,575
                                                                     -----------

MEDICAL PRODUCTS--0.9%
  Conceptus, Inc.+.....................................    11,200        109,200
  ESC Medical Systems Ltd.+............................     6,000        159,000
  Nitinol Medical Technologies, Inc.+..................     8,000         68,000
  SangStat Medical Corp.+..............................     6,000        102,000
                                                                     -----------
                                                                         438,200
                                                                     -----------

REAL ESTATE COMPANIES--0.2%
  U.S. Restaurant Properties Master LP.................     3,500         98,875
                                                                     -----------

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUSTS--0.4%
  CarrAmerica Realty Corp..............................     5,000    $   139,375
  Security Capital Pacific Trust.......................     3,800         86,450
                                                                     -----------
                                                                         225,825
                                                                     -----------
RETAIL--4.0%
  Borders Group, Inc.+.................................    10,600        225,250
  Footstar, Inc.+......................................    17,800        369,350
  Guitar Center, Inc.+.................................     5,000         70,000
  Home Depot, Inc......................................     4,375        253,750
  Mac Frugals Bargains
    Close-Outs, Inc.+..................................     4,800        140,400
  Payless ShoeSource, Inc.+............................     4,400        187,000
  Stride Rite Corp.....................................    25,000        343,750
  Warnaco Group, Inc. Class A..........................    10,000        285,000
  Wet Seal, Inc. Class A+..............................     6,200        151,900
                                                                     -----------
                                                                       2,026,400
                                                                     -----------
SOFTWARE--7.8%
  Baan Co. NV+.........................................    10,400        557,700

  BMC Software, Inc.+..................................     6,400        276,000
  Cisco Systems, Inc.+.................................     7,625        394,594
  Harbinger Corp.+.....................................     6,050        121,000
  Keane, Inc.+.........................................     3,000        139,125
  KLA Instruments Corp.+...............................     3,600        160,200
  Microsoft Corp.+.....................................     5,700        692,550
  National Instruments Corp.+..........................     5,600        169,400
  Peoplesoft, Inc.+....................................     7,600        316,350
  Rational Software Corp.+.............................     7,900        108,625
  Read-Rite Corp.+.....................................     5,000        129,375
  Storage Technology Corp.+............................     2,500         87,812
  Structural Dynamics Research Corp.+..................     7,200        150,300
  SunGard Data Systems, Inc.+..........................     3,800        168,625
  Synopsys, Inc.+......................................     4,745        151,247
  Transaction Systems Architects, Inc. Class A+........     5,000        148,125
  Veritas Software Corp.+..............................     5,000        168,125
  Zitel Corp.+.........................................     2,000         27,500
                                                                     -----------
                                                                       3,966,653
                                                                     -----------
TELECOMMUNICATIONS--2.6%
  Advanced Micro Devices, Inc.+........................     1,000         42,500
  Brooks Fiber Properties, Inc.+.......................     7,600        165,300
  Lucent Technologies, Inc.............................    16,975      1,003,647
  McLeod, Inc. Class A+................................     7,300        133,225
                                                                     -----------
                                                                       1,344,672
                                                                     -----------

                                                                               9
                                                  [STYLE SELECT SERIES(SM) LOGO]

AGGRESSIVE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                   SHARES/WARRANTS/
                                                   PRINCIPAL AMOUNT     VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELEPHONE--1.0%
  Telecomunicacoes Brasileras SA ADR(1)...........       2,000       $   229,500
  Telefonica de Espana SA ADR(1)..................       1,000            77,000
  WorldCom, Inc.+.................................       9,040           215,830
                                                                     -----------
                                                                         522,330
                                                                     -----------
TRANSPORTATION--3.8%
  Caliber System, Inc.............................      25,000           743,750

  Coach USA, Inc.+................................       7,400           187,775
  Consolidated Freightways
    Corp.+........................................       4,000            43,500
  Consolidated Freightways, Inc...................       5,000           148,750
  Heartland Express, Inc.+........................       7,100           148,212
  M.S. Carriers, Inc.+............................       6,000           115,500
  Swift Transportation Co., Inc.+.................       4,900           139,650
  Team Rental Group, Inc.+........................       5,000           112,500
  Yellow Corp.+...................................      15,000           286,875
                                                                     -----------
                                                                       1,926,512
                                                                     -----------
TOTAL COMMON STOCK (cost $42,316,092).............                    42,705,580
                                                                     -----------
WARRANTS--0.4%+
ELECTRONICS--0.4%
  Intel Corp. 3/14/98
  (cost $217,500).................................       2,000           225,750
                                                                     -----------
TOTAL INVESTMENT SECURITIES--84.0%
  (cost $42,533,592)..............................                    42,931,330
                                                                     -----------
SHORT-TERM SECURITIES--10.3%
  Federal Home Loan
    Mortgage Discount Notes
    5.23% due 6/13/97.............................      $2,000         1,987,506
  Federal Home Loan
    Mortgage Discount Notes
    5.41% due 5/13/97.............................       2,000         1,996,393
  Avco Financial Services, Inc. 5.52% due
    5/14/97.......................................         500           498,850
  Household Finance Corp. 5.58% due 5/01/97.......         800           800,000
                                                                     -----------
TOTAL SHORT-TERM SECURITIES
  (cost $5,282,749)...............................                     5,282,749
                                                                     -----------


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
REPURCHASE
  AGREEMENTS--8.2%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.30% dated 4/30/97 to be repurchased
    5/01/97 in the amount of $2,872,423
    collateralized by $2,925,000 U.S. Treasury Note
    5.25%, due 7/31/98 approximate aggregate value
    $2,933,047

    (cost $2,872,000)...............................     $2,872      $ 2,872,000
  Joint Repurchase Agreement
    Account (Note 2)
    (cost $1,332,000)...............................      1,332        1,332,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (cost $4,204,000).......                   4,204,000
                                                                     -----------

TOTAL INVESTMENTS-- (cost $52,020,341)..............      102.5%      52,418,079
Liabilities in excess of other assets...............       (2.5)      (1,256,554)
                                                        -------      -----------

NET ASSETS--                                              100.0%     $51,161,525
                                                        -------      -----------
                                                        -------      -----------

------------------
+ Non-income producing security
(1) ADR ('American Depositary Receipt')
See Notes to Financial Statements

10
[STYLE SELECT SERIES(SM) LOGO]

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--85.3%
AEROSPACE & MILITARY TECHNOLOGY--0.5%
  BE Aerospace, Inc.+..................................     7,300    $   177,025
                                                                     -----------

APPAREL & TEXTILES--4.1%
  Burlington Coat Factory Warehouse+...................     3,600         68,400
  Danaher Corp. .......................................     9,900        446,737
  Finish Line, Inc. Class A+...........................     6,000         61,500
  Gucci Group NV.......................................     3,200        222,000
  Jones Apparel Group, Inc.+...........................     5,300        221,275
  Nautica Enterprises, Inc.+...........................     5,100        111,563
  Tommy Hilfiger Corp.+................................     4,100        162,975
  Warnaco Group, Inc.
    Class A............................................     9,200        262,200
                                                                     -----------
                                                                       1,556,650
                                                                     -----------

AUTOMOTIVE--0.7%
  Harley-Davidson, Inc. ...............................     2,500         98,750
  OEA, Inc. ...........................................     4,500        161,438
                                                                     -----------
                                                                         260,188
                                                                     -----------

BROADCASTING & MEDIA--5.5%
  360 Communications Co.+..............................     8,500        147,687
  Apollo Group, Inc.+..................................     5,900        158,562
  Cinar Films, Inc. Class B+...........................     5,700        128,250
  Clear Channel Communications, Inc.+..................     6,300        305,550
  Comcast Corp. Class A................................    17,900        281,925
  Heftel Broadcasting Corp. Class A+...................     3,400        168,300
  Imax Corp.+..........................................     4,400        156,200
  Metro Networks, Inc.+................................     5,700        144,638
  Palmer Wireless, Inc. Class A+.......................     6,000         69,750
  Scholastic Corp.+....................................     1,800         45,000
  TCI Satellite Entertainment, Inc. Class A+...........    14,980        112,350
  Tele-Communications Liberty Media Group+.............    16,550        310,312
  Vanguard Cellular Systems, Inc.......................     4,700         46,413
                                                                     -----------

                                                                       2,074,937
                                                                     -----------


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
BUSINESS SERVICES--10.7%
  AccuStaff, Inc.+.....................................     9,800    $   178,850
  Adaptec, Inc.+.......................................     4,900        181,300
  ADT Ltd.+............................................     8,800        240,900
  Advo, Inc.+..........................................     2,500         30,313
  Catalina Marketing Corp.+............................     4,300        135,450
  Cintas Corp. ........................................     3,800        208,050
  Corporate Express, Inc.+.............................    10,800        105,300
  Corrections Corp.
    of America+........................................     9,100        296,887
  CUC International, Inc.+.............................     6,300        133,088
  Gartner Group, Inc.
    Class A+...........................................    13,900        364,875
  Interim Services, Inc.+..............................     5,600        217,000
  National Data Corp. .................................     3,600        135,000
  Paychex, Inc. .......................................     6,600        308,550
  Philip Environmental, Inc.+..........................    10,000        157,500
  Republic Industries, Inc.+...........................     9,800        242,550
  Samsonite Corp.+.....................................     2,400         98,400
  Scopus Technology, Inc.+.............................     3,900        103,350
  Solectron Corp.+.....................................     2,500        143,437
  TeleTech Holdings, Inc.+.............................     4,500         78,188
  Ticketmaster Group, Inc.+............................     5,600         65,800
  U.S. Filter Corp.+...................................     4,500        136,687
  United Waste Systems, Inc.+..........................     3,800        127,775
  USA Waste Services, Inc.+............................     9,600        314,400
                                                                     -----------
                                                                       4,003,650
                                                                     -----------
CHEMICALS--0.7%
  Great Lakes Chemical Corp. ..........................     2,100         88,988
  Polymer Group, Inc. .................................     3,400         43,350
  Zoltek Cos., Inc.+...................................     4,000        114,500
                                                                     -----------
                                                                         246,838
                                                                     -----------
COMMUNICATION EQUIPMENT--4.8%
  ADC Telecommunications, Inc.+........................     7,200        187,200
  Ascend Communications, Inc.+.........................     2,400        109,800
  Cascade Communicationse Co.+.........................     2,800         87,850
  CIENA Corp.+.........................................     2,200         68,750
  Cox Communications, Inc. Class A+....................     6,000        117,000
  FORE Systems, Inc.+..................................     3,100         47,275
  Loral Space & Communications Corp.+..................    13,700        200,362
  QUALCOMM, Inc.+......................................     1,600         74,400


                                                                              11
                                                  [STYLE SELECT SERIES(SM) LOGO]

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
  Tellabs, Inc.+.......................................    12,200    $   484,950
  U.S. Robotics Corp.+.................................     5,900        297,950
  Univision Communications, Inc. Class A+..............     4,100        139,400
                                                                     -----------
                                                                       1,814,937
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--2.7%
  BDM International, Inc.+.............................     6,100        141,825
  Checkfree Corp.+.....................................     5,000         69,375
  Dell Computer Corp.+.................................     1,700        142,163
  Gateway 2000, Inc.+..................................     4,800        262,800
  Hutchinson Technology, Inc.+.........................     3,700         99,900
  Ikon Office Solutions, Inc. .........................     7,700        206,937
  Security Dynamics Technologies, Inc.+................     3,100         78,275
                                                                     -----------
                                                                       1,001,275
                                                                     -----------
DRUGS--2.0%
  BioChem Pharma, Inc.+................................     5,200         92,950
  Biogen, Inc.+........................................     4,600        147,200
  Centocor, Inc.+......................................     2,800         78,750
  Dura Pharmaceuticals, Inc.+..........................     4,700        136,300
  Jones Medical Industries, Inc........................     6,100        215,787
  PathoGenesis Corp.+..................................     2,700         70,200
                                                                     -----------
                                                                         741,187
                                                                     -----------
ELECTRONICS--4.6%
  Altera Corp.+........................................    10,000        495,000
  Analog Devices, Inc.+................................     4,566        122,140
  Cadence Design Systems, Inc.+........................     3,100         99,200
  Kulicke & Soffa Industries, Inc......................     3,900        108,713
  Lattice Semiconductor Corp.+.........................     1,100         61,463
  Linear Technology Corp. .............................     4,300        215,000
  Macrovision Corp.+...................................     4,100         45,613
  Maxim Integrated Products, Inc.......................     2,500        131,562
  Teleflex, Inc. ......................................     3,300        190,575

  Uniphase Corp.+......................................     3,400        133,450
  Xilinx, Inc.+........................................     2,500        122,187
                                                                     -----------
                                                                       1,724,903
                                                                     -----------
ENERGY SERVICES--2.7%
  Camco International, Inc. ...........................     4,500        199,687
  Cooper Cameron Corp.+................................     2,200        156,750
  Global Marine, Inc.+.................................    13,200        265,650
  Tidewater, Inc.+.....................................     6,200        248,775
  Weatherford Enterra, Inc.+...........................     4,000        127,000
                                                                     -----------
                                                                         997,862
                                                                     -----------

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
ENERGY SOURCES--0.7%
  Chesapeake Energy Corp.+.............................     7,800    $   117,975
  United Meridian Corp.+...............................     4,500        127,688
                                                                     -----------
                                                                         245,663
                                                                     -----------
FINANCIAL SERVICES--3.0%
  Charles Schwab Corp. ................................     4,900        179,463
  Franklin Resources, Inc. ............................     3,350        198,069
  Mercury Finance Co. .................................     6,000          9,750
  Money Store, Inc. ...................................    18,300        393,450
  Nationwide Financial Services, Inc. Class A+.........     5,200        137,800
  Sirrom Capital Corp. ................................     6,100        189,862
                                                                     -----------
                                                                       1,108,394
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--1.3%
  Consolidated Cigar Holdings, Inc. Class A+...........     3,200         73,600
  JP Foodservice, Inc.+................................     7,500        209,063
  Robert Mondavi Corp.+................................     5,200        193,700
                                                                     -----------
                                                                         476,363
                                                                     -----------
FOREST PRODUCTS--0.7%
  American Pad & Paper Co.+............................     7,400        110,075
  Sealed Air Corp. ....................................     3,300        152,625
                                                                     -----------
                                                                         262,700
                                                                     -----------
HEALTH SERVICES--8.7%
  Apria Healthcare Group, Inc.+........................     5,100         86,063
  Covance, Inc.+.......................................     8,400        123,900
  HBO & Co. ...........................................     9,300        496,387
  Health Management Associates, Inc.+..................    17,400        465,450

  HEALTHSOUTH Corp.+...................................    11,000        217,250
  Lincare Holdings, Inc.+..............................     8,100        313,875
  Orthodontic Centers of America, Inc.+................     7,900         93,813
  Oxford Health Plans, Inc.+...........................     4,800        315,600
  Pacificare Health Systems, Inc. Class B+.............     1,600        128,200
  Pediatrix Medical Group+.............................     2,100         69,300
  PhyCor, Inc.+........................................     8,400        222,600
  Quest Diagnostics, Inc.+.............................     8,400        148,050

12
[STYLE SELECT SERIES(SM) LOGO]

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES (CONTINUED)
  Quintiles Transnational Corp.+ ......................     3,800    $   192,850
  Quorum Health Group, Inc.+...........................     6,100        188,337
  Total Renal Care Holdings, Inc.+.....................     2,400         77,100
  Vivra, Inc.+.........................................     5,000        129,375
                                                                     -----------
                                                                       3,268,150
                                                                     -----------

HOUSEHOLD PRODUCTS--1.0%
  Blyth Industries, Inc.+..............................     2,800        110,600
  Estee Lauder Cos., Inc. Class A......................     3,900        178,425
  Rexall Sundown, Inc.+................................     5,300        105,338
                                                                     -----------
                                                                         394,363
                                                                     -----------

INSURANCE--1.5%
  Ace Ltd. ............................................     4,200        252,000
  PartnerRe Ltd. ......................................     5,600        188,300
  PMI Group, Inc. .....................................     2,200        112,475
                                                                     -----------
                                                                         552,775
                                                                     -----------

LEISURE & TOURISM--4.3%
  Boston Chicken, Inc.+................................    17,400        413,250
  Callaway Golf Co. ...................................     3,200         95,600
  CKE Restaurants, Inc. ...............................     2,800         54,950
  HFS, Inc.+...........................................     5,600        331,800

  La Quinta Inns, Inc. ................................     9,800        214,375
  Landry's Seafood Restaurants, Inc.+..................     3,400         47,600
  Outback Steakhouse, Inc.+............................     5,600        109,900
  Premier Parks, Inc.+.................................     3,100         90,675
  Royal Caribbean Cruises Ltd..........................     5,000        159,375
  Vail Resorts, Inc.+..................................     4,300         87,612
                                                                     -----------
                                                                       1,605,137
                                                                     -----------

MACHINERY--0.8%
  MSC Industrial Direct Co., Inc. Class A+.............     3,500        107,625
  Smith International, Inc.+...........................     4,200        198,975
                                                                     -----------
                                                                         306,600
                                                                     -----------

MEDICAL PRODUCTS--1.8%
  Cardinal Health, Inc. ...............................     6,700        356,775
  Gilead Sciences, Inc.+...............................     5,600        123,200
  Sybron International Corp.+..........................     5,700        189,525
                                                                     -----------
                                                                         669,500
                                                                     -----------

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
METALS & MINERALS--1.6%
  Battle Mountain Gold Co. ............................    21,300    $   122,475
  Cambior, Inc. .......................................    10,100        121,200
  TriMas Corp. ........................................     9,800        241,325
  TVX Gold, Inc.+......................................    20,400        114,750
                                                                     -----------
                                                                         599,750
                                                                     -----------
REAL ESTATE COMPANIES--0.2%
  Security Capital US Realty+..........................     5,500         81,950
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--0.3%
  Security Capital Industrial Trust....................     6,200        124,775
                                                                     -----------
RETAIL--7.1%
  Bed Bath & Beyond, Inc.+.............................     8,400        228,900
  Borders Group, Inc.+.................................     9,500        201,875
  CDW Computer Centers, Inc.+..........................     2,100         99,488
  Circuit City Stores-Circuit City Group...............     5,000        198,125
  CompUSA, Inc.+.......................................     8,000        154,000
  Costco Cos., Inc.+...................................     5,000        144,375
  CVS Corp. ...........................................     4,400        218,350
  Eagle Hardware & Garden, Inc.+.......................     5,500        101,750
  Fastenal Co. ........................................     2,000         77,250

  General Nutrition Cos., Inc.+........................    10,100        215,887
  Gymboree Corp.+......................................     7,000        193,375
  Just For Feet, Inc.+.................................     4,600         73,025
  Kohl's Corp.+........................................     3,400        166,175
  Richfood Holdings, Inc. .............................     8,100        165,037
  Staples, Inc.+.......................................     8,300        149,400
  Tiffany & Co. .......................................     2,700        106,988
  Waban, Inc.+.........................................     5,600        149,800
                                                                     -----------
                                                                       2,643,800
                                                                     -----------
SOFTWARE--9.7%
  Affiliated Computer Services, Inc.+..................     5,900        153,400
  BEA Systems, Inc.+...................................     5,800         34,800
  BMC Software, Inc.+..................................    12,800        552,000
  DST Systems, Inc.+...................................     5,000        141,875
  Electronics For Imaging, Inc.+.......................     9,900        386,100
  Fiserv, Inc.+........................................     5,300        198,750
  HNC Software, Inc.+..................................     3,900        103,350
  Intuit, Inc.+........................................     2,600         57,525
  McAfee Associates, Inc.+.............................     8,700        483,937
  Network General Corp.+...............................     5,800         79,750
  Parametric Technology Corp.+.........................     3,700        166,962
  Peoplesoft, Inc.+....................................     9,600        399,600
  Platinum Technology, Inc.+...........................     4,300         51,600
  Sapient Corp.+.......................................     2,800         98,000
  SeaChange International, Inc.+.......................     3,600         69,750

                                                                              13
                                                  [STYLE SELECT SERIES(SM) LOGO]

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
  Sterling Commerce, Inc.+.............................     2,800    $    72,450
  SunGard Data Systems, Inc.+..........................     3,600        159,750
  Synopsys, Inc.+......................................     3,900        124,313
  Viasoft, Inc.+.......................................     1,400         59,150
  Visio Corp.+.........................................     3,000        150,000
  Wind River Systems+..................................     3,750         86,250
                                                                     -----------
                                                                       3,629,312
                                                                     -----------


TELECOMMUNICATIONS--3.0%
  Advanced Fibre Communications+.......................     2,600        103,675
  Aerial Communications, Inc.+.........................     5,000         24,375
  Aspect Telecommunications Corp.+.....................     3,400         59,925
  Globalstar Telecommunications Ltd.+..................     6,154        324,623
  Millicom International Cellular SA+..................     4,700        213,850
  PairGain Technologies, Inc.+.........................     8,700        225,113
  Tel-Save Holdings, Inc.+.............................     4,400         61,600
  Vitesse Semiconductor Corp.+.........................     4,000        126,000
                                                                     -----------
                                                                       1,139,161
                                                                     -----------

TELEPHONE--0.6%
  WorldCom, Inc.+......................................     9,980        238,273
                                                                     -----------

TOTAL INVESTMENT SECURITIES--85.3%
  (cost $34,071,753).............................................     31,946,118
                                                                     -----------


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
              SECURITY DESCRIPTION                 (IN THOUSANDS)     (NOTE 2)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES--14.4%
  Cayman Island Time Deposit
    4.50% due 5/01/97 ..........................       $3,851        $ 3,851,000
  Federal Home Loan Mortgage Discount Notes
    5.35% due 5/12/97 ..........................        1,244          1,241,966
  Federal Home Loan Mortgage Discount Notes
    5.36% due 5/07/97 ..........................           56             55,950
  United States Treasury Bills
    4.98% due 6/05/97 ..........................           94             93,545
  United States Treasury Bills
    5.00% due 5/01/97 ..........................           73             73,000
  United States Treasury Bills
    5.02% due 5/01/97 ..........................           20             20,000
  United States Treasury Bills
    5.02% due 6/05/97 ..........................           57             56,722
                                                                     -----------
TOTAL SHORT-TERM SECURITIES
  (cost $5,392,183).............................                       5,392,183
                                                                     -----------
TOTAL INVESTMENTS--
  (cost $39,463,936)............................         99.7%        37,338,301
Other assets less liabilities...................          0.3            122,566
                                                      -------        -----------
NET ASSETS--                                            100.0%       $37,460,867

                                                      -------        -----------
                                                      -------        -----------

------------------

+ Non-income producing security

See Notes to Financial Statements

14
[STYLE SELECT SERIES(SM) LOGO]

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited)

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--89.6%
AEROSPACE & MILITARY TECHNOLOGY--1.0%
  Boeing Co. ........................................       2,900    $   286,013
  LucasVarity PLC ADR+(1)............................       3,800        114,000
  Sundstrand Corp. ..................................       4,700        229,125
                                                                     -----------
                                                                         629,138
                                                                     -----------
APPAREL & TEXTILES--1.0%
  Burlington Industries, Inc.+ ......................      42,400        434,600
  NIKE, Inc. Class B.................................       3,100        174,375
                                                                     -----------
                                                                         608,975
                                                                     -----------
AUTOMOTIVE--6.0%
  Borg-Warner Automotive, Inc. ......................      10,050        422,100
  Chrysler Corp. ....................................      28,850        865,500
  Cummins Engine, Inc. ..............................       8,200        460,225
  Ford Motor Co. ....................................      12,650        439,587
  General Motors Corp. ..............................      14,050        813,144
  Goodyear Tire & Rubber Co. ........................      15,400        810,425
                                                                     -----------
                                                                       3,810,981
                                                                     -----------
BANKS--8.0%
  Banc One Corp. ....................................       4,600        194,925
  BankAmerica Corp. .................................       3,600        420,750
  Barnett Banks, Inc. ...............................       2,700        131,963
  Chase Manhattan Corp. .............................       5,100        472,387
  Citicorp...........................................       7,700        867,212
  First Bank System, Inc. ...........................       3,900        299,325
  Golden West Financial Corp.+ ......................       2,200        143,000
  KeyCorp. ..........................................       8,700        453,487
  Mellon Bank Corp. .................................       5,600        465,500
  National Bank Canada Montreal Quebec...............      40,300        470,215
  Northern Trust Corp. ..............................      10,900        485,050
  TCF Financial Corp. ...............................       1,300         53,138
  Wells Fargo & Co. .................................       2,300        613,525
                                                                     -----------
                                                                       5,070,477
                                                                     -----------

BROADCASTING & MEDIA--3.2%
  360 Communications Co.+............................       8,700        151,162
  Comcast Corp. Class A..............................      15,500        244,125
  Evergreen Media Corp. Class A+.....................      12,000        387,000
  Gannett Co., Inc. .................................       2,800        244,300
  Knight Ridder, Inc. ...............................       9,100        353,762
  News Corp., Ltd. ADR(1)............................       7,900        119,488
  Scripps Howard, Inc. Class A.......................       4,000        152,000
  Time Warner, Inc. .................................       5,600        252,000
  Tribune Co. .......................................       2,600        114,075
                                                                     -----------
                                                                       2,017,912
                                                                     -----------


                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
BUSINESS SERVICES--2.7%
  ACNielson Corp.+ ..................................      11,000    $   165,000
  Federal Express Corp.+ ............................       8,150        439,081
  Fluor Corp. .......................................       2,600        143,000
  Halliburton Co. ...................................       7,400        522,625
  Owens Corning Co. .................................      11,050        447,525
                                                                     -----------
                                                                       1,717,231
                                                                     -----------
CHEMICALS--3.4%
  Cabot Corp. .......................................      13,500        297,000
  Cyprus Amax Minerals Co. ..........................      18,400        411,700
  du Pont (E.I.) de Nemours & Co. ...................       2,500        265,312
  IMC Global, Inc. ..................................       5,100        188,063
  Morton International, Inc. ........................      10,500        439,687
  Raychem Corp. .....................................       4,000        258,000
  W.R. Grace & Co. ..................................       5,500        286,000
                                                                     -----------
                                                                       2,145,762
                                                                     -----------
COMMUNICATION
  EQUIPMENT--1.6%
  AirTouch Communications, Inc.+ ....................      20,900        532,950
  SBC Communications, Inc. ..........................       8,650        480,075
                                                                     -----------
                                                                       1,013,025
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--4.7%
  3Com Corp.+ .......................................       4,100        118,900
  Cabletron Systems, Inc.+ ..........................       6,600        227,700
  Compaq Computer Corp.+ ............................       4,500        384,187
  Hewlett-Packard Co. ...............................      13,100        687,750
  International Business Machines Corp. .............       5,300        851,975
  Komag, Inc.+ ......................................      13,700        381,887

  Western Digital Corp.+ ............................       5,300        326,613
                                                                     -----------
                                                                       2,979,012
                                                                     -----------
DRUGS--1.7%
  Bristol-Myers Squibb Co. ..........................       2,000        131,000
  Lilly (Eli) & Co. .................................       1,300        114,237
  Merck & Co., Inc. .................................         700         63,350
  Novartis AG ADR(1).................................       8,059        531,090
  Pfizer, Inc. ......................................       2,700        259,200
                                                                     -----------
                                                                       1,098,877
                                                                     -----------
ELECTRIC UTILITIES--0.7%
  Northeast Utilities System+........................      52,500        433,125
                                                                     -----------

                                                                              15
                                                  [STYLE SELECT SERIES(SM) LOGO]

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRICAL EQUIPMENT--0.6%
  General Electric Co. ..............................         200    $    22,175
  Harman International Industries, Inc.+ ............       8,300        317,475
  Molex, Inc. .......................................         750         23,156
                                                                     -----------
                                                                         362,806
                                                                     -----------

ELECTRONICS--6.4%
  Analog Devices, Inc.+ .............................      11,800        315,650
  Applied Materials, Inc.+ ..........................       4,950        271,013
  Avnet, Inc. .......................................       7,450        453,519
  Intel Corp. .......................................       4,400        673,200
  KLA Instruments Corp.+ ............................       6,300        280,350
  Millipore Corp. ...................................       6,600        249,150
  Motorola, Inc. ....................................       3,100        177,475
  NCR Corp.+ ........................................           6            174
  Novellus Systems, Inc.+ ...........................       2,000        114,500
  Philips Electronics NV ADR(1)......................       9,050        484,175
  Seagate Technology, Inc.+ .........................       7,000        321,125
  Tektronix, Inc. ...................................       8,300        449,237
  Texas Instruments, Inc. ...........................       3,200        285,600

                                                                     -----------
                                                                       4,075,168
                                                                     -----------

ENERGY SERVICES--2.9%
  Burlington Resources, Inc. ........................       7,100        300,862
  Chevron Corp. .....................................         200         13,700
  Cooper Cameron Corp.+ .............................       2,700        192,375
  Energy Ventures, Inc. .............................       2,300        153,813
  Exxon Corp. .......................................         700         39,638
  Falcon Drilling, Inc.+ ............................         600         22,950
  Reading & Bates Corp.+ ............................      18,300        409,462
  Schlumberger Ltd...................................       2,200        243,650
  YPF Sociedad Anonima ADR(1)........................      15,750        435,094
                                                                     -----------
                                                                       1,811,544
                                                                     -----------

ENERGY SOURCES--3.6%
  Atlantic Richfield Co. ............................       3,350        456,019
  Noble Affiliates, Inc. ............................       6,300        225,225
  Repsol SA ADR(1)...................................      10,300        431,312
  Tosco Corp.........................................         500         14,813
  Triton Energy Ltd. Class A+........................       9,400        345,450
  Ultramar Diamond Shamrock Co. .....................      14,000        449,750
  Union Pacific Resources Group, Inc. ...............      13,600        368,900
                                                                     -----------
                                                                       2,291,469
                                                                     -----------

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--6.9%
  American Express Co. ..............................      13,600    $   895,900
  Capital One Financial Corp. .......................       5,700        205,913
  Countrywide Credit
    Industries, Inc. ................................       3,400         92,225
  Dean Witter, Discover & Co. .......................       6,800        260,100
  Donaldson Lufkin & Jenrette, Inc. .................       4,000        172,500
  Federal Home Loan Mortgage Corp. ..................      10,000        318,750
  Morgan (J.P.) & Co., Inc. .........................       2,400        244,500
  Morgan Stanley Asia-Pacific Fund+..................      11,900        116,025
  Morgan Stanley Group, Inc. ........................      12,450        785,906
  Paine Webber Group, Inc. ..........................      13,400        455,600
  State Street Corp. ................................       3,500        275,625
  Travelers Group, Inc. .............................       9,800        542,675
                                                                     -----------
                                                                       4,365,719
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--4.3%
  Archer-Daniels-Midland Co. ........................      13,900        255,413

  Coca-Cola Co. .....................................       3,200        203,600
  IBP, Inc. .........................................      28,750        682,812
  Nestle SA ADR(1)...................................       2,700        164,004
  Philip Morris Cos., Inc. ..........................      28,700      1,130,062
  RJR Nabisco Holdings Corp. ........................       6,800        202,300
  Tyson Foods, Inc. Class A..........................       3,400         67,150
                                                                     -----------
                                                                       2,705,341
                                                                     -----------
FOREST PRODUCTS--2.8%
  Asia Pulp & Paper Ltd. ADR+(1).....................      36,400        486,850
  Fort Howard Corp.+ ................................      12,200        417,850
  Jefferson Smurfit Corp.+ ..........................       3,100         40,300
  Mead Corp. ........................................       4,900        275,013
  Owens Illinois, Inc.+ .............................      17,200        464,400
  Temple-Inland, Inc. ...............................       1,400         77,700
                                                                     -----------
                                                                       1,762,113
                                                                     -----------
HEALTH SERVICES--0.3%
  Columbia/HCA Healthcare Corp. .....................       5,100        178,500
                                                                     -----------
HOUSEHOLD PRODUCTS--1.3%
  Kimberly-Clark Corp. ..............................       1,300         66,625
  Singer Co., Inc.+ .................................      22,800        421,800
  Tupperware Corp. ..................................      10,700        355,775
                                                                     -----------
                                                                         844,200
                                                                     -----------
HOUSING--0.7%
  Masco Corp. .......................................      11,700        441,675
                                                                     -----------

16
[STYLE SELECT SERIES(SM) LOGO]

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE--7.8%
  20th Century Industries............................       4,400    $    78,100
  Allstate Corp.+ ...................................       9,500        622,250
  American International Group, Inc. ................       1,300        167,050
  Berkley (W.R.) Corp. ..............................      13,100        641,900
  Chubb Corp. .......................................       5,500        317,625

  Equitable Cos., Inc. ..............................       4,600        134,550
  EXEL Ltd...........................................       7,500        292,500
  General Reinsurance Group..........................       2,400        401,400
  LaSalle Reinsurance Holdings Ltd...................      15,100        419,025
  NAC Reinsurance Corp. .............................       1,100         42,625
  Old Republic International Corp. ..................      15,800        446,350
  Progressive Corp. .................................      13,600      1,035,300
  Transatlantic Holdings, Inc. ......................       2,700        223,425
  UNUM Corp. ........................................       1,100         84,700
                                                                     -----------
                                                                       4,906,800
                                                                     -----------
LEISURE & TOURISM--4.0%
  Continental Airlines, Inc. Class B+................       9,600        304,800
  Disney (Walt) Co. .................................       1,600        131,200
  Host Marriott Corp.+ ..............................      25,100        436,112
  La Quinta Inns, Inc. ..............................       6,300        137,813
  McDonald's Corp. ..................................      17,800        954,525
  Mirage Resorts, Inc.+ .............................      21,500        432,687
  Royal Caribbean Cruises Ltd........................       4,600        146,625
                                                                     -----------
                                                                       2,543,762
                                                                     -----------
MACHINERY--1.1%
  New Holland NV+....................................      19,650        434,756
  Smith International, Inc.+ ........................       5,500        260,563
                                                                     -----------
                                                                         695,319
                                                                     -----------
MEDICAL PRODUCTS--0.4%
  Allegiance Corp. ..................................       5,600        123,900
  Johnson & Johnson Co. .............................       1,700        104,125
                                                                     -----------
                                                                         228,025
                                                                     -----------
METALS & MINERALS--3.7%
  AK Steel Holding Corp. ............................       8,800        319,000
  Carpenter Technology Corp. ........................      11,150        452,969
  Lafarge Corp. .....................................      18,550        449,837
  Martin Marietta Materials,
    Inc. ............................................       9,200        250,700
  Southdown, Inc. ...................................      11,900        429,888
  UCAR International, Inc.+ .........................      10,200        428,400
                                                                     -----------
                                                                       2,330,794
                                                                     -----------

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
MULTI-INDUSTRY--0.6%
  Cooper Industries, Inc. ...........................       5,100    $   234,600

  Tenneco, Inc. .....................................       4,200        167,475
                                                                     -----------
                                                                         402,075
                                                                     -----------
REAL ESTATE INVESTMENT
  TRUSTS--0.8%
  Crescent Real Estate Equities......................       9,900        259,875
  Federal Realty Investment Trust....................       1,400         36,050
  Kimco Realty Corp.+ ...............................         300          9,338
  Mid Atlantic Realty Trust..........................         800          8,900
  Saul Centers, Inc. ................................         800         12,500
  United Dominion Realty Trust, Inc. ................       1,500         20,625
  Vornado Realty Trust...............................       2,200        139,975
  Weingarten Realty Investors........................         500         21,312
                                                                     -----------
                                                                         508,575
                                                                     -----------
RETAIL--2.7%
  Costco Cos., Inc.+ ................................      12,800        369,600
  Harcourt General, Inc. ............................       8,800        407,000
  Home Depot, Inc. ..................................       4,900        284,200
  May Department Stores Co. .........................       9,350        432,438
  Wal-Mart Stores, Inc. .............................       8,600        242,950
                                                                     -----------
                                                                       1,736,188
                                                                     -----------
SOFTWARE--0.5%
  Autodesk, Inc. ....................................       8,700        309,938
                                                                     -----------
TELECOMMUNICATIONS--1.0%
  AT&T Corp. ........................................      14,500        485,750
  Globalstar Telecommunications Ltd.+................         311         16,405
  Lucent Technologies, Inc. .........................         100          5,913
  Tele-Communications
    International, Inc.
    Series A+........................................       8,000        103,000
                                                                     -----------
                                                                         611,068
                                                                     -----------
TRANSPORTATION--3.2%
  Burlington Northern
    Santa Fe ........................................      15,350      1,208,812
  Illinois Central Corp. ............................       2,500         83,125
  Kansas City Southern Industries, Inc. .............       4,100        211,150
  Tidewater, Inc.+ ..................................       7,400        296,925
  Union Pacific Corp. ...............................       3,600        229,500
                                                                     -----------
                                                                       2,029,512
                                                                     -----------
TOTAL COMMON STOCK
  (cost $54,483,460).................................                 56,665,106
                                                                     -----------

                                                                              17
                                                  [STYLE SELECT SERIES(SM) LOGO]

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)


                                                                        VALUE
               SECURITY DESCRIPTION                     SHARES        (NOTE 2)
--------------------------------------------------------------------------------
PREFERRED STOCK--0.1%
BANKS--0.0%
  Banc One Corp. Series C+ 3.50%..................        200        $    16,100
                                                                     -----------
COMMUNICATION
  EQUIPMENT--0.1%
  AirTouch Communications, Inc. Class B 6.00%.....        600             16,725
  AirTouch Communications, Inc. Class C 4.25%.....        400             18,200
                                                                     -----------
                                                                          34,925
                                                                     -----------
TOTAL PREFERRED STOCK
  (cost $51,047)..................................                        51,025
                                                                     -----------
TOTAL INVESTMENT SECURITIES--89.7%
  (cost $54,534,507)..............................                    56,716,131
                                                                     -----------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
              SECURITY DESCRIPTION                (IN THOUSANDS)    (NOTE 2)
------------------------------------------------------------------------------
SHORT-TERM
  SECURITIES--9.4%
  Cayman Island Time Deposit
    4.50% due 5/01/97...........................      $3,602       $ 3,602,000
  Federal Home Loan Mortgage Discount Notes
    5.28% due 5/01/97...........................       2,315         2,315,000
                                                                   -----------
TOTAL SHORT-TERM SECURITIES
  (cost $5,917,000).............................                     5,917,000
                                                                   -----------
REPURCHASE
  AGREEMENT--1.0%
  Agreement with State Street
    Bank and Trust Co., bearing

    2.00%, dated 4/30/97 to be
    repurchased 5/01/97 in the
    amount of $665,037
    collaterized by $685,000
    U.S. Treasury Note 5.875%,
    due 10/31/98 approximate
    aggregate value $681,789
    (cost $665,000).............................         665           665,000
                                                                   -----------
TOTAL INVESTMENTS--
  (cost $61,116,507)............................       100.1%       63,298,131
Liabilities in excess of other assets...........        (0.1)          (91,070)
                                                     -------       -----------
NET ASSETS--                                           100.0%      $63,207,061
                                                     -------       -----------
                                                     -------       -----------

------------------
+ Non-income producing security
(1) ADR ('American Depositary Receipt')

See Notes to Financial Statements

18
[STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--83.8%
ARGENTINA--1.2%
  Banco Frances del Rio de la
    Plata SA ADR(1) (Finance)..............................     560  $    17,010
  Perez Companies SA
    (Multi-industry).......................................   2,550       20,683
  Telefonica de Argentina SA ADR(1) (Utilities)............   4,620      153,615
  YPF Sociedad Anonima ADR(1)
    (Energy)...............................................   9,640      266,305
                                                                     -----------
                                                                         457,613
                                                                     -----------
AUSTRALIA--4.9%
  AAPC Ltd.
    (Information & Entertainment).......................... 837,600      509,497
  Australia & New Zealand
    Banking Group Ltd. (Finance)...........................   2,000       12,774
  Australian Gas Light Co., Ltd.
    (Utilities)............................................   3,000       17,196
  Broken Hill Proprietary Co., Ltd. (Materials)............   2,000       28,199
  Coca-Cola Amatil Ltd.
    (Consumer Staples).....................................  18,000      205,772
  Commonwealth Instalment
    Receipt Trustee Ltd. (Finance).........................   2,000       14,973
  David Jones Ltd.
    (Consumer Discretionary)...............................   8,400       11,005
  FAI Insurances Ltd. (Finance)............................ 275,073      135,145
  Lend Lease Corp., Ltd. (Finance).........................   1,000       19,138
  National Australia Bank Ltd.
    (Finance)..............................................   7,200       98,542
  News Corp., Ltd.
    (Information & Entertainment)..........................   3,000       13,827
  Normandy Mining Ltd. (Energy)............................ 162,366      198,795
  Publishing & Broadcasting Ltd.
    (Information & Entertainment)..........................  35,000      184,785
  St. George Bank Ltd.
    (Finance)..............................................   2,000       12,290
  TABCORP Holdings Ltd.
    (Information & Entertainment)..........................   3,000       14,821
  Western Mining Corp.
    Holdings Ltd. (Materials)..............................   3,000       17,781

  Westpac Banking Corp., Ltd.
    (Finance)..............................................   2,000       10,778
  Woodside Petroleum Ltd.
    (Energy)...............................................   3,000       23,863
  Woolworths Ltd.
    (Consumer Discretionary)............................... 117,200      345,485
                                                                     -----------
                                                                       1,874,666
                                                                     -----------


                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
AUSTRIA--0.8%
  Boehler-Uddeholm AG (Materials)..........................   1,767  $   127,494
  VAE Eisenbahnsysteme AG
    (Industrial & Commercial)..............................   1,776      171,878
                                                                     -----------
                                                                         299,372
                                                                     -----------
BELGIUM--0.4%
  Generale de Banque Belge Pour
    l'Etranger SA (Finance)................................      90       37,322
  Kredietbank NV (Finance).................................     250       97,378
  UCB SA (Healthcare)......................................      10       27,440
                                                                     -----------
                                                                         162,140
                                                                     -----------
BRAZIL--1.0%
  Centrais Eletricas Brasileiras
    SA ADR+(1) (Utilities).................................   1,000       22,519
  Compania Brasileira de Distribuidora GDR(2)
    (Industrial & Commercial)..............................   1,000       20,121
  Compania Energetica de Minas ADR(1) (Materials)..........   1,000       45,508
  Telecomunicacoes Brasileras SA
    ADR(1)
    (Information Technology)...............................   2,000      229,500
  Usinas Siderurgicas de Minas
    Gerais ADR(1) (Materials)..............................   6,000       70,519
                                                                     -----------
                                                                         388,167
                                                                     -----------
CANADA--0.1%
  Alcan Aluminum Ltd. (Materials)..........................     620       21,037
  Royal Bank of Canada
    (Finance)..............................................     310       12,360
                                                                     -----------
                                                                          33,397
                                                                     -----------
CHILE--0.9%
  Chilectra SA ADR(1) (Utilities)..........................     169       10,237

  Compania de Telecomunicaciones de Chile SA(Utilities)....     480       15,540
  Empresa Nacional de
    Electricidad SA ADR(1)
    (Utilities)............................................     765       14,726
  Enersis SA ADR(1) (Energy)...............................   2,994       94,311
  Santa Isabel SA ADR(1)
    (Consumer Discretionary)...............................   2,000       48,750
  Sociedad Quimica Minera ADR(1) (Materials)...............   2,700      159,975
                                                                     -----------
                                                                         343,539
                                                                     -----------
DENMARK--0.3%
  Den Danske Bank+ (Finance)...............................     150       12,973

                                                                              19
                                                  [STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DENMARK (CONTINUED)
  ISS International Service
    Systems A/S
    (Industrial & Commercial)..............................   2,600  $    76,926
  Unidanmark A/S (Finance).................................     200        9,893
                                                                     -----------
                                                                          99,792
                                                                     -----------
FINLAND--0.9%
  Huhtamaki Oy (Consumer Staples)..........................   5,224      226,523
  Rauma Oy
    (Industrial & Commercial)..............................      97        1,996
  UPM-Kymmene Oy (Materials)...............................   4,230       96,794
                                                                     -----------
                                                                         325,313
                                                                     -----------
FRANCE--6.0%
  Accor SA
    (Information & Entertainment)..........................      80       11,473
  Alcatel Alsthom Compagnie
    Generael D' Electricite
    (Information Technology)...............................     310       34,471
  AXA SA (Finance).........................................     220       13,536
  Bertrand Faure
    (Consumer Discretionary)...............................   1,700       81,410

  Canal Plus
    (Information & Entertainment)..........................      70       12,641
  Carrefour SA
    (Consumer Discretionary)...............................     180      112,382
  Chargeurs International SA+
    (Consumer Discretionary)...............................   1,200       70,933
  Cie Generale des Eaux
    (Industrial & Commercial)..............................   2,960      412,316
  Club Mediterranee SA
    (Information & Entertainment)..........................   2,300      178,120
  Compagine de St. Gobain
    (Materials)............................................     370       49,574
  Elf Aquitaine SA (Energy)................................     520       50,427
  Guilbert SA
    (Information Technology)...............................     120       18,710
  L' Oreal (Consumer Staples)..............................      60       21,290
  Lapeyre (Materials)......................................     340       20,505
  Legrand SA
    (Information Technology)...............................     130       21,940
  Louis Dreyfus Citrus+
    (Consumer Staples).....................................   7,200      258,689
  Marine-Wendel SA
    (Multi-industry).......................................   1,100      114,024
  Moet Hennessy Louis Vuitton
    (Consumer Staples).....................................     340       83,012
  Pathe SA
    (Information & Entertainment)..........................      50       11,677

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FRANCE (CONTINUED)
  Pinault Printemps Redoute
    (Consumer Discretionary)...............................     170  $    71,507
  Primagaz Cie (Utilities).................................     120       11,760
  Sanofi SA (Healthcare)...................................     460       42,954
  Schneider SA+
    (Industrial & Commercial)..............................     640       36,076
  Societe Generale+ (Finance)..............................   2,800      313,750
  Sodexho SA
    (Information & Entertainment)..........................     150       68,877
  Television Francais (Utilities)..........................     625       60,289
  Total SA, Series B (Energy)..............................   1,140       94,536
                                                                     -----------
                                                                       2,276,879
                                                                     -----------
GERMANY--4.1%
  Allianz Holdings AG (Finance)............................     200       38,803
  Ashanti Goldfields Ltd. GDR(2)
    (Materials)............................................  10,000      118,750
  Ava Allgememeine
    Handelsgesellschaft AG

    (Consumer Discretionary)...............................     600      162,143
  Bayer AG (Multi-industry)................................   1,583       62,980
  Bayerische Hypotheken-Und
    Bank AG (Finance)......................................     766       23,885
  Bayerische Motoren Werke
    (Consumer Discretionary)...............................     327      267,748
  Bilfinger & Berger
    (Industrial & Commercial)..............................     410       15,247
  Commerzbank AG (Finance).................................   6,540      175,415
  Deutsche Bank AG (Finance)...............................   4,940      260,721
  Deutsche Telekom AG (Information Technology).............     557       12,087
  Gehe AG
    (Consumer Discretionary)...............................   1,590      105,767
  Hoechst AG (Healthcare)..................................     430       16,884
  Leica Camera AG+
    (Information & Entertainment)..........................   5,100      156,080
  Mannesmann AG
    (Industrial & Commercial)..............................      40       15,729
  Rhon-Klinikum AG
    (Consumer Discretionary)...............................     200       25,869
  SAP AG
    (Information Technology)...............................      80       14,565
  Schering AG (Healthcare).................................     140       13,420
  VEBA AG (Utilities)......................................   1,380       71,080
  Volkswagen AG
    (Consumer Discretionary)...............................      30       19,073
                                                                     -----------
                                                                       1,576,246
                                                                     -----------

20
[STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HONG KONG--3.3%
  Cathay Pacific Airways Ltd.
    (Industrial & Commercial)..............................  15,000  $    23,333
  CDL Hotels International Ltd.
    (Information & Entertainment).......................... 340,000      148,132
  China Hong Kong Photo
    Products Holdings Ltd.
    (Information & Entertainment).......................... 110,000       34,435
  Dao Heng Bank Group Ltd.

    (Finance)..............................................   4,000       19,002
  First Pacific Co., Ltd.
    (Industrial & Commercial)..............................  32,000       38,211
  Guoco Group Ltd. (Finance)...............................  40,000      190,021
  Henderson China Holdings Ltd. (Real Estate)..............  16,200       27,918
  Hong Kong Land Holdings Ltd. ADR(1) (Finance)............ 163,000      339,040
  Hopewell Holdings Ltd.
    (Real Estate)..........................................  39,000       20,264
  Hutchison Whampoa Ltd.
    (Multi-industry).......................................  12,000       89,073
  Jardine Matheson Holdings Ltd. ADR(1)
    (Industrial & Commercial)..............................  21,200      116,600
  New World Development Co.,
    Ltd. (Real Estate).....................................  14,165       81,737
  Swire Pacific Ltd. Class A
    (Multi-Industry).......................................   8,100       62,477
  Wharf Holdings Ltd.
    (Real Estate)..........................................  15,000       56,735
                                                                     -----------
                                                                       1,246,978
                                                                     -----------
INDIA--0.4%
  Hindalco Industries Ltd. GDR*(2) (Materials).............     700       22,659
  Tata Engineering & Locomotive
    Ltd. GDR(2)
    (Consumer Discretionary)...............................   9,450      115,526
                                                                     -----------
                                                                         138,185
                                                                     -----------
INDONESIA--2.5%
  PT Bank Internasional Indonesia alien (Finance)..........   7,000        5,041
  PT Bank Bali alien (Finance).............................  93,000      223,889
  PT Bank Tiara Asia alien
    (Finance).............................................. 194,000      235,514
  PT Indonesian Satellite Corp. alien (Utilities).......... 130,000      358,436
  PT Semen Cibinong alien (Materials) .....................  51,000      150,587
                                                                     -----------
                                                                         973,467
                                                                     -----------

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
ISRAEL--0.2%
  Blue Square Israel Ltd. ADR(1)
    (Consumer Staples).....................................   4,300  $    80,087
                                                                     -----------
ITALY--2.4%
  Banca Commerciale Italiana
    SpA (Finance)..........................................  85,000      182,444
  BCA Fideuram SpA (Finance)...............................   9,000       22,603
  Brembo SpA

    (Industrial & Commercial)..............................  16,000      172,880
  Credito Italiano SpA (Finance)...........................  10,000       14,017
  ENI SpA (Energy).........................................   5,000       25,377
  Gemina SpA+
    (Consumer Staples).....................................  12,600        5,085
  Holding di Partecipazione
    (Multi-industry)....................................... 179,000       97,572
  Industrie Natuzzi SpA ADR(1)
    (Consumer Discretionary)...............................   1,000       22,250
  Istituto Mobiliare Italiano
    (Finance)..............................................   3,000       25,555
  Seat SpA+
    (Information & Entertainment)..........................   7,000        2,142
  Societa Italiana per il Gas SpA (Utilities)..............   5,000       13,156
  STET (Industrial & Commercial)...........................  10,000       47,279
  STET risp (Industrial & Commercial) .....................   3,000       11,126
  Telecom Italia SpA
    (Information Technology)...............................  25,000       78,628
  Zucchini SpA
    (Information Technology)...............................  29,600      196,218
                                                                     -----------
                                                                         916,332
                                                                     -----------
JAPAN--16.5%
  Aiwa Co., Ltd.
    (Information Technology)...............................   3,000       51,759
  Alps Electric Co., Ltd.
    (Information Technology)...............................   2,000       23,319
  Amada Co., Ltd.
    (Industrial & Commercial)..............................   4,000       29,905
  Canon, Inc.
    (Information Technology)...............................   8,000      189,703
  Citizen Watch Co.
    (Consumer Discretionary)...............................   3,000       21,578
  Daiichi Pharmaceutical
    (Healthcare)...........................................   4,000       64,285
  Dainippon Screen MFG Co., Ltd.
    (Information Technology)...............................   2,000       15,914
  Daiwa House Industry Co., Ltd.
    (Consumer Discretionary)...............................   5,000       55,934
  DDI Corp. (Utilities)....................................      15       99,618

                                                                              21
                                                  [STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)

--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  East Japan Railway Co.
    (Industrial & Commercial)..............................      12  $    51,901
  Fanuc Ltd.
    (Information Technology)...............................     600       20,467
  Fujitsu Denso
    (Industrial & Commercial)..............................   2,000       60,503
  Fujitsu Ltd.
    (Information Technology)...............................  12,000      124,788
  Hankyu Realty Co. (Real Estate)..........................   7,000       48,804
  Hitachi Zosen Corp.
    (Industrial & Commercial)..............................   4,000       13,897
  Hitachi Ltd.+
    (Information Technology)...............................   6,000       54,359
  Imagineer Co., Ltd.+
    (Information & Entertainment)..........................   3,600      114,578
  Inax Corp.
    (Consumer Staples).....................................   2,000       12,416
  Ito-Yokado Co., Ltd.
    (Consumer Discretionary)...............................   2,000       95,955
  Jusco Co., Ltd.
    (Consumer Discretionary)...............................   2,000       61,449
  KAO Corp. (Consumer Staples).............................   2,000       23,319
  Kawasaki Heavy Industries Ltd.
    (Industrial & Commercial)..............................  14,000       55,257
  Kokuyo Co., Ltd. (Materials).............................   2,000       43,487
  Komatsu Ltd.
    (Industrial & Commercial)..............................   3,000       21,932
  Komori Corp.
    (Industrial & Commercial)..............................   2,000       42,699
  Kuraray Co., Ltd. (Healthcare)...........................   4,000       35,294
  Kyocera Corp.
    (Information Technology)...............................   2,000      119,746
  Makita Corp.
    (Industrial & Commercial)..............................   2,000       27,416
  Marubeni Corp.
    (Consumer Discretionary)...............................  30,000      111,317
  Marui Co., Ltd.
    (Consumer Discretionary)...............................   4,000       65,860
  Matsushita Electric Industrial
    Co., Ltd.
    (Information Technology)+..............................   6,000       95,955
  Matsushita Electric Works Ltd.
    (Industrial & Commercial)..............................  19,000      193,091
  Meiwa Estate Co.+ (Real Estate)..........................   2,600       43,014
  Mitsubishi Corp.
    (Consumer Discretionary)...............................   2,000       18,750
  Mitsubishi Estate Co., Ltd.
    (Real Estate)..........................................   5,000       63,024


                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
  Mitsubishi Heavy Industries Ltd.
    (Industrial & Commercial)..............................  15,000  $    99,027
  Mitsui Fudosan Co., Ltd.
    (Real Estate)..........................................  24,000      274,156
  Miyota Co.
    (Information Technology)...............................  13,000      153,622
  Murata Manufacturing Co., Ltd.
    (Information Technology)...............................   2,000       73,739
  Mycal Corp.
    (Consumer Discretionary)...............................   4,000       49,159
  NEC Corp.
    (Information Technology)...............................  25,000      305,274
  Nippon Denso Co., Ltd.
    (Industrial & Commercial)..............................   5,000      113,838
  Nippon Steel Corp. (Materials)...........................  25,000       71,296
  Nippon Telegraph & Telephone
    Corp. (Utilities)......................................      35      246,780
  Nomura Securities Co., Ltd.
    (Finance)..............................................   6,000       67,121
  Orix Corp. (Finance).....................................   3,000      151,495
  Pioneer Electronic Corp.
    (Industrial & Commercial)..............................  11,000      196,715
  Rohm Co.
    (Information Technology)...............................   1,000       77,520
  Sankyo Co., Ltd. (Healthcare)............................   8,000      214,283
  Sekisui Chemical Co., Ltd.
    (Materials)............................................   5,000       48,056
  Sekisui House Ltd.
    (Consumer Discretionary)...............................   3,000       26,707
  Sharp Corp.
    (Information Technology)...............................   9,000      116,989
  Shin-Etsu Chemical Co., Ltd.
    (Materials)............................................   3,000       60,503
  Shiseido Co., Ltd.
    (Consumer Staples).....................................  20,000      286,761
  Shohkoh Fund & Co.
    (Finance)..............................................     600      140,859
  Sony Corp.
    (Information Technology)...............................   4,000      291,173
  Sumitomo Corp.
    (Industrial & Commercial)..............................   8,000       53,823
  Sumitomo Electric Industries Ltd.
    (Industrial & Commercial)..............................  12,000      162,603
  Sumitomo Forestry Co., Ltd.
    (Materials)............................................   2,000       20,325
  TDK Corp.
    (Information Technology)...............................   2,000      144,168
  Teijin Ltd.
    (Consumer Discretionary)...............................   7,000       28,290


22
[STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  Tokio Marine & Fire Insurance
    Co., Ltd. (Finance)....................................  18,000  $   175,838
  Tokyo Electron Ltd.
    (Information Technology)...............................   5,300      204,593
  Tokyo Steel Manufacturing Co.
    (Materials)............................................   2,000       21,428
  Toppan Printing Co., Ltd.
    (Information & Entertainment)..........................   3,000       38,760
  Toray Industries, Inc.
    (Materials)............................................   9,000       56,013
  UNY Co., Ltd.
    (Consumer Staples).....................................   2,000       35,136
  Yamanouchi Pharmaceutical Co., Ltd.
    (Healthcare)...........................................   6,000      128,097
                                                                     -----------
                                                                       6,305,440
                                                                     -----------
KOREA--0.7%
  Kookmin Bank GDR*(2)
    (Finance)..............................................   5,000       89,375
  Korea Electric Power Corp. ADR(1)
    (Utilities)............................................   8,500      144,500
  Korea Fund, Inc. (Finance)...............................   2,800       36,050
                                                                     -----------
                                                                         269,925
                                                                     -----------
LUXEMBOURG--0.3%
  Millicom International Cellular SA
    (Information & Entertainment)..........................   2,700      122,850
                                                                     -----------
MALAYSIA--1.5%
  Berjaya Sports Toto Bhd
    (Information & Entertainment)..........................   7,000       33,455
  Commerce Asset Holding Bhd
    (Finance)..............................................   3,000       17,923
  Land & General Bhd+
    (Multi-industry).......................................  21,600       29,422

  MBF Capital Bhd (Finance)................................  15,000       22,224
  Multi-Purpose Holdings Bhd
    (Finance)..............................................  11,000       17,962
  Renong Bhd+ (Multi-industry).............................  18,000       24,661
  Resorts World Bhd
    (Information & Entertainment)..........................   5,000       18,420
  TA Enterprise Bhd (Finance).............................. 144,000      168,042
  Technology Resources
    Industries Bhd
    (Information Technology)...............................  77,000      141,071
  Time Engineering Bhd+
    (Information Technology)...............................   6,000       10,993

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
MALAYSIA (CONTINUED)
  United Engineers Bhd
    (Industrial & Commercial)..............................  11,000  $    77,983
                                                                     -----------
                                                                         562,156
                                                                     -----------
MEXICO--1.8%
  Cemex SA de CV Class B
    (Materials)............................................   4,000       14,648
  Cifra SA de CV ADR(1)
    (Consumer Staples)..................................... 120,000      182,880
  Gruma SA de CV ADR*(1)
    (Consumer Staples).....................................     610       11,751
  Gruma SA de CV Class B+
    (Consumer Staples).....................................   2,000        9,639
  Grupo Financiero Banamex-
    Accival SA de CV
    (Finance)..............................................  69,000      147,786
  Grupo Industrial Maseca SA
    de CV Class B
    (Industrial & Commercial)..............................   9,000        8,789
  Grupo Modelo SA de CV Class C
    (Consumer Staples).....................................   2,000       12,131
  Kimberly-Clark de Mexico SA de CV (Materials)............   6,526       24,227
  Panamerican Beverages, Inc. Class A ADR(1)
    (Consumer Staples).....................................   7,400      214,600
  Telefonos de Mexico SA ADR(1)
    (Utilities)............................................   1,000       41,250
                                                                     -----------
                                                                         667,701
                                                                     -----------

  NETHERLANDS--4.4%
  ABN AMRO Holdings NV (Finance) ..........................   1,200       82,472
  ASM Lithography Holding NV (Information Technology)......     400       29,872
  ASM Lithography Holding NV ADR+(1)

    (Information Technology)...............................   1,300      102,863
  Baan Co. NV+
    (Information Technology)...............................     250       13,406
  CSM NV (Consumer Staples)................................   1,190       68,347
  Elsevier NV
    (Consumer Discretionary)...............................  13,550      216,989
  Fortis Amev NV (Finance).................................   1,030       38,857
  Gucci Group NV (Consumer Discretionary) .................     187       12,973
  Hagemeyer NV
    (Multi-industry).......................................     270       23,490
  ING Groep NV (Finance)...................................   3,490      137,035

                                                                              23
                                                  [STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
NETHERLANDS (CONTINUED)
  Koninklijke Ahold NV (Consumer Discretionary)............     820  $    55,977
  Koninlijke PTT Nederland NV (Utilities)..................     290       10,300
  Nutricia Ver Bedrijuen NV (Consumer Staples).............     140       21,241
  Philips Electronics NV (Information Technology)..........   4,500      234,897
  PolyGram NV
    (Information & Entertainment)..........................   1,750       85,780
  Royal Dutch Petroleum Co.
    (Energy)...............................................   1,430      255,570
  Unilever NV & PLC (Consumer Staples).....................     510       99,183
  Wolters Kluwer NV+
    (Information & Entertainment)..........................   1,740      206,214
                                                                     -----------
                                                                       1,695,466
                                                                     -----------
NEW ZEALAND--2.5%
  Air New Zealand Ltd.+
    (Information & Entertainment)..........................  74,000      213,920
  Brierley Investment Ltd.+(Finance) ...................... 160,900      141,659
  Carter Holt Harvey Ltd. (Consumer Staples)...............   4,000        8,873
  CDL Hotels New Zealand Ltd.
    (Information & Entertainment).......................... 575,000      211,265
  Fletcher Challenge Ltd. forest shares +
    (Multi-industry).......................................  62,800       86,636
  Fletcher Challenge Ltd. building shares+
    (Multi-industry).......................................   4,000       11,230
  Kiwi Income Property Trust

    (Real Estate).......................................... 275,000      211,612
  Telecom Corp. of New Zealand Ltd.
    (Information Technology)...............................   3,000       13,456
  Wrightson Ltd.
    (Multi-industry)....................................... 112,000       65,997
                                                                     -----------
                                                                         964,648
                                                                     -----------
NORWAY--1.5%
  Alvern Norway ASA+ (Information & Entertainment).........  12,000       92,681
  Norman Data Defense Systems+ (Industrial & Commercial)...   5,600       86,502
  Norsk Hydro ASA (Energy).................................   2,080      101,354
  Orkla ASA
    (Consumer Discretionary)...............................   1,420      119,045
  Saga Petroleum ASA Class B (Energy)......................     770       12,435
  Smedvig ASA (Energy).....................................   1,850       42,781

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
NORWAY (CONTINUED)
  Smedvig ASA Class B (Energy).............................   4,700  $   110,550
                                                                     -----------
                                                                         565,348
                                                                     -----------
PERU--0.4%
  Backus & Johnston
    (Consumer Staples)..................................... 187,000      162,090
  Telefonica Peru SA ADR(1) (Industrial & Commercial)......     346        8,304
                                                                     -----------
                                                                         170,394
                                                                     -----------
PHILIPPINES--0.1%
  Philippine Long Distance Telephone Co. (Utilities).......     300       17,122
  Philippine National Bank (Finance) ......................   2,750       18,041
                                                                     -----------
                                                                          35,163
                                                                     -----------
PORTUGAL--0.5%
  Cimpor-Cimentos de Portugal SA (Materials)...............   7,100      152,741
  Establecimentos Jeronimo Martins & Filho SA
    (Consumer Discretionary)...............................     519       31,047
                                                                     -----------
                                                                         183,788
                                                                     -----------
SINGAPORE--3.1%
  City Developments Ltd. (Real Estate) ....................   2,000       16,166
  DBS Land Ltd. (Real Estate)..............................  35,000      113,161
  Development Bank of Singapore Ltd. alien (Finance).......   1,000       11,883
  FJ Benjamin Holdings Ltd.+ (Consumer Discretionary)...... 230,000      111,226
  Fraser & Neave Ltd. (Consumer Staples)...................   3,000       21,762
  Hour Glass Ltd. (Consumer Discretionary)................. 246,000      160,601

  Keppel Bank (Finance).................................... 158,000      412,601
  Keppel Corp., Ltd. (Industrial & Commercial).............   7,500       32,643
  Overseas Chinese Banking Corp., Ltd. alien (Finance).....   1,000       11,675
  Overseas Union Bank Ltd. alien (Finance).................   5,000       32,815
  Sembawang Shipyard Ltd. (Industrial & Commercial)........  27,000      116,580
  Singapore Land Ltd. (Real Estate)........................   7,000       32,643
  Singapore Press Holdings Ltd. alien (Information &
    Entertainment).........................................   2,000       37,029
  United Industrial Corp., Ltd.
    (Multi-industry).......................................  13,000        9,789

24
[STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SINGAPORE (CONTINUED)
  United Overseas Bank Ltd. alien (Finance)................   6,000  $    56,373
  Wing Tai Holdings Ltd.
    (Real Estate)..........................................   4,000       10,335
                                                                     -----------
                                                                       1,187,282
                                                                     -----------
SOUTH AFRICA--0.6%
  Energy Africa Ltd. GDR(2) (Energy).......................  11,000      231,000
                                                                     -----------
SPAIN--1.0%
  Banco Bilbao Vizcaya SA
    (Finance)..............................................     180       12,114
  Banco de Santander SA
    (Finance)..............................................     710       53,418
  Banco Popular Espanol SA
    (Finance)..............................................     120       25,444
  Corporacion Bancaria
    de Espana SA (Finance).................................     270       12,041
  Empresa Nacional
    de Electricidad SA (Utilities).........................     540       37,747
  Gas Natural SDG SA (Utilities)...........................     240       50,969
  Iberdrola SA (Utilities).................................   5,610       63,312
  Repsol SA (Energy).......................................     694       29,098
  Repsol SA ADR(1) (Energy)................................   1,800       75,375
  Telefonica de Espana SA
    (Utilities)............................................     946       24,231
                                                                     -----------

                                                                         383,749
                                                                     -----------
SWEDEN--1.7%
  ABB AB (Utilities).......................................   1,300       15,826
  Astra AB (Healthcare)....................................   3,150      125,081
  Atlas Copco AB Class B
    (Industrial & Commercial)..............................     740       18,348
  Electrolux AB Class B (Consumer Discretionary)...........   6,860      393,514
  Hennes & Mauritz AB
    (Consumer Discretionary)...............................     360       52,086
  Sandvik AB (Industrial & Commercial).....................   1,500       36,904
                                                                     -----------
                                                                         641,759
                                                                     -----------
SWITZERLAND--6.0%
  Adia SA
    (Industrial & Commercial)..............................     190       63,415
  BBC Brown Boveri AG
    (Industrial & Commercial)..............................      90      108,982
  Ciba Specialty Chemicals AG+ (Materials).................      80        6,892
  Compagnie Financiere Richemont AG
    (Industrial & Commercial)..............................   2,300       33,622

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
  CS Holding AG+ (Finance).................................     210  $    23,648
  Julius Baer Holdings AG
    (Finance)..............................................     339      424,296
  Liechtenstein Global Trust AG+ (Finance).................     400      219,795
  Nestle SA+ (Consumer Staples)............................     110      133,573
  Novartis AG (Healthcare).................................     280      368,876
  Roche Holdings AG
    (Healthcare)...........................................      36      304,050
  SMH AG (Consumer Discretionary)..........................     730      413,507
  Swiss Bank Corp. + (Finance).............................     160       34,950
  TAG Heuer International SA+ (Consumer Discretionary).....   1,049      147,306
                                                                     -----------
                                                                       2,282,912
                                                                     -----------
TAIWAN--0.5%
  Compal Electronics, Inc.+ (Information Technology)....... 124,000      181,970
                                                                     -----------
THAILAND--0.9%
  Advanced Information Services PCL alien
    (Information & Entertainment)..........................   1,000        6,508
  Bangkok Bank PCL alien (Finance) ........................   1,900       17,602
  Industrial Finance Corp. of Thailand alien (Finance).....  18,000       48,234
  Matichon PCL alien (Information & Entertainment).........  50,000      160,781
  PTT Exploration & Production PCL alien (Energy)..........     700        8,950
  Siam City Cement PCL alien (Materials)...................   4,300      115,226

                                                                     -----------
                                                                         357,301
                                                                     -----------
UNITED KINGDOM--10.4%
  Abbey National PLC (Finance).............................   7,000       97,569
  Argos PLC (Consumer Staples).............................   6,000       62,723
  Argyll Group PLC (Consumer Discretionary)................   9,000       49,887
  ASDA Group PLC (Consumer Staples)........................  21,000       39,141
  BG PLC (Energy)..........................................   6,000       17,310
  British Petroleum Co. PLC
    (Energy)...............................................   4,000       45,900
  Cable & Wireless PLC (Information Technology)............  10,000       77,006
  Cadbury Schweppes PLC (Consumer Staples).................   7,000       58,088
  Caradon PLC (Materials)..................................  12,000       48,039
  Centrica PLC+ (Utilities)................................   6,000        5,494

                                                                              25
                                                  [STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
  Compass Group PLC (Industrial & Commercial)..............   3,000  $    32,869
  Cookson Group PLC
    (Multi-industry).......................................  58,400      205,394
  Electrocomponents PLC (Information Technology)...........   2,000       12,804
  Energy Group PLC+ (Utilities)............................  16,340      129,767
  Glaxo Wellcome PLC (Healthcare)..........................   7,000      137,617
  Grand Metropolitan PLC (Information & Entertainment).....  12,000      100,162
  Guinness PLC (Consumer Staples)..........................  10,000       82,658
  Hanson PLC (Industrial & Commercial).....................  24,125      117,106
  Inchcape PLC (Multi-industry)............................  44,000      195,397
  Kingfisher PLC (Consumer Staples) .......................  10,000      108,266
  Ladbroke Group PLC
    (Information & Entertainment)..........................   6,000       22,366
  Lonrho PLC (Multi-industry)..............................  38,000       84,992
  Medeva PLC (Healthcare)..................................  11,300       55,126
  Morgan Stanley Emerging Market Fund, Inc. (Finance)......  12,600      201,600
  National Westminster Bank PLC (Finance)..................  16,000      189,303
  Orange PLC+ (Information & Entertainment)................ 114,000      399,092
  Rank Group PLC
    (Information & Entertainment)..........................   7,000       48,217
  Reed International PLC (Information & Entertainment).....  16,500      304,060
  RTZ Corp. PLC (Materials)................................   5,000       79,417

  Shell Transport & Trading Co. (Energy)...................   8,000      141,459
  Smith (David S) Holdings PLC (Materials).................   5,000       18,152
  Smithkline Beecham PLC (Healthcare)......................  15,000      241,045
  T & N PLC
    (Consumer Discretionary)...............................   7,000       15,429
  Tanjong PLC
    (Information & Entertainment)..........................  10,000       36,243
  Tesco PLC
    (Consumer Discretionary)...............................   8,000       46,418

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
  Thistle Hotels PLC
    (Information & Entertainment)..........................  58,300  $   156,853
  Tomkins PLC (Consumer Staples)...........................  19,000       81,912
  United News & Media PLC
    (Information & Entertainment)..........................   8,000       97,763
  Vickers PLC (Multi-industry).............................  43,000      148,444
                                                                     -----------
                                                                       3,991,088
                                                                     -----------
VENEZUELA--0.0%
  Compania Anon Nacional Tele de Venezuela ADR(1)
    (Utilities)............................................     230        6,900
                                                                     -----------
TOTAL COMMON STOCK
  (cost $32,323,012).......................................           31,999,013
                                                                     -----------
PREFERRED STOCK--1.6%
FINLAND--0.1%
  Nokia Corp. (Information Technology).....................     520       32,438
                                                                     -----------
GERMANY--1.1%
  Friedrich Grohe AG (Industrial & Commercial).............     730      218,561
  GEA AG (Industrial & Commercial) ........................     580      197,598
  SAP AG (Information Technology)..........................      90       16,573
                                                                     -----------
                                                                         432,732
                                                                     -----------
ITALY--0.4%
  Instituto Finanziario (Finance)..........................  12,600      151,597
                                                                     -----------
TOTAL PREFERRED STOCK
  (cost $585,143)..........................................              616,767
                                                                     -----------
OPTIONS--0.0%+(3)
JAPAN--0.0%
  NIKKEI 225 Index,
    Jun 1997/17700 Put.....................................   1,894          833
                                                                     -----------

SINGAPORE--0.0%
  DBS 50 Index, Jan 1998/403 Call..........................      83          480
  DBS 50 Index, Jan 1998/407 Call..........................      80          415
  DBS 50 Index, Jan 1998/407 Call..........................      79          411
  DBS 50 Index, Feb 1998/404 Call..........................      23          160
                                                                     -----------
                                                                           1,466
                                                                     -----------

26
[STYLE SELECT SERIES(SM) LOGO]

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS -- April 30, 1997 (unaudited) -- (continued)

                                                           SHARES/WARRANTS/
                                                               PRINCIPAL
                                                                AMOUNT             VALUE
                   SECURITY DESCRIPTION                     (IN THOUSANDS)       (NOTE 2)
-------------------------------------------------------------------------------------------
OPTIONS (CONTINUED)
THAILAND--0.0%
  SET 50 Index, Jan 1998/2 Call...........................       11,229         $     1,037
  SET 50 Index, Jan 1998/2 Call...........................       11,194               1,235
  SET 50 Index, Jan 1998/2 Call...........................       11,164                 449
  SET 50 Index, Jan 1998/2 Call...........................       11,438                 721
                                                                                -----------
                                                                                      3,442
                                                                                -----------
TOTAL OPTIONS (cost $44,596)..............................                            5,741
                                                                                -----------
WARRANTS--0.2%+
PORTUGAL--0.0%
  Jeronimo Martins 9/15/03
    (Consumer Staples)....................................           43                 544
                                                                                -----------
UNITED KINGDOM--0.2%
  Morgan Stanley Group, Inc. 8/15/97 (Finance)............       18,300              62,906
                                                                                -----------
TOTAL WARRANTS (cost $68,103).............................                           63,450
                                                                                -----------
CONVERTIBLE BONDS--0.4%
TAIWAN--0.3%
  Compal Electronics zero coupon 2003*....................      $    93             136,478
                                                                                -----------
THAILAND--0.1%
  Bangkok Bank PCL 3.25%
    2004..................................................           29              26,645
                                                                                -----------

TOTAL CONVERTIBLE BONDS
  (cost $131,115).........................................                          163,123
                                                                                -----------
TOTAL INVESTMENT SECURITIES--86.0%
  (cost $33,151,969)......................................                       32,848,094
                                                                                -----------
SHORT-TERM SECURITIES--1.8%
  Cayman Island Time Deposit
    3.00% due 5/01/97
    (cost $706,000).......................................          706             706,000
                                                                                -----------
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
               SECURITY DESCRIPTION                (IN THOUSANDS)     (NOTE 2)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--9.1%
  Agreement with State Street Bank and Trust Co.,
    bearing 4.00%, dated 4/30/97 to be repurchased
    5/01/97 in the amount of $2,434,270
    collateralized by $2,475,000 U.S Treasury Note
    5.75%, due 9/30/97 approximate aggregate value
    $2,488,406
    (cost $2,434,000).............................       $2,434      $ 2,434,000
  Agreement with State Street Bank and Trust Co.,
    bearing 5.30%, dated 4/30/97 to be repurchased
    5/01/97 in the amount of $1,035,152
    collateralized by $1,055,000 U.S Treasury Note
    5.25%, due 7/31/98 approximate aggregate value
    $1,057,902
    (cost $1,035,000).............................       1,035         1,035,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,469,000)...............................                     3,469,000
                                                                     -----------
TOTAL INVESTMENTS--
  (cost $37,326,969)..............................        96.9%       37,023,094
  Other assets less liabilities...................         3.1         1,189,691
                                                   --------------    -----------
  NET ASSETS--....................................       100.0%      $38,212,785
                                                   --------------    -----------
                                                   --------------    -----------

------------------
+ Non-income producing security
* Resale restricted to qualified institutional buyers
(1) ADR ('American Depositary Receipt')
(2) GDR ('Global Depositary Receipt')
(3) Fair valued security, see Note 2

See Notes to Financial Statements

                                                                              27
                                                  [STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited)

Note 1. Organization

Style Select Series, Inc. (the 'Fund') is an open-end non-diversified management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. ('SunAmerica'), an indirect wholly-owned subsidiary of SunAmerica Inc. The assets of each Portfolio are normally allocated among at least three investment advisers (each, an 'Adviser'), each of which will be independently responsible for advising its respective portion of the Portfolio's assets. The Fund currently offers four separate investment portfolios (each, a 'Portfolio'): Aggressive Growth Portfolio, Mid-Cap Growth Portfolio, Value Portfolio and International Equity Portfolio. The investment objectives for each of the Portfolios are as follows:

Aggressive Growth seeks long-term growth of capital by investing primarily in equity securities which have a market capitalization of less than $1 billion.

Mid-Cap Growth seeks long-term growth of capital by investing primarily in equity securities which have a market capitalization of $1 billion to $5 billion.

Value seeks long-term growth of capital by investing primarily in equity securities using a 'value' style of investing.

International Equity seeks long-term growth of capital by investing in equity securities of issuers in countries other than the United States.

Each Portfolio currently offers three classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Additionally, any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Portfolio will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Class C shares are offered at net asset value, although they may be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the '1940 Act'), except that Class B shares and Class C shares are subject to higher distribution fee rates.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ('NYSE') or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the

28
[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited) -- (continued)


exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the

Portfolio may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds.

As of April 30, 1997, the Aggressive Growth Portfolio had a 2.2% undivided interest which represented $1,332,000 in principal amount in a joint repurchase agreement with PaineWebber, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

PaineWebber, Inc. Repurchase Agreement 5.30% dated 4/30/97, in the principal amount of $60,768,000 repurchase price $60,776,946 due 5/01/97 collateralized by $60,050,000 U.S. Treasury Notes 6.50% due 5/31/01, approximate aggregate value $62,001,625.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income is earned. The Portfolios amortize premiums and accrue discounts including original issue discounts as required for federal income tax purposes.

Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the

                                                                              29
                                                  [STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited) -- (continued)


capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends from net investment income and capital gain distributions, if any, are paid annually.

FOREIGN CURRENCY TRANSACTION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

OPTIONS: The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of the Fund amounted to $20,498 for each Portfolio. These costs are being amortized on a straight line basis by the Portfolios over a period not to exceed 60 months from the date the Portfolios commenced operations.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the 'Agreement') with SunAmerica, an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Agreement, SunAmerica

provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors (the 'Directors'). In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows: 1.00% of the average daily net assets of the Aggressive Growth, Mid-Cap Growth and Value Portfolios, respectively, and 1.10% of the average daily net assets of the International Equity Portfolio.

30
[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited) -- (continued)


The organizations described below act as Advisers to the Fund pursuant to Subadvisory Agreements with SunAmerica. Under the Subadvisory Agreements, the Advisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following Advisers is independent of SunAmerica (with the exception of the Aggressive Growth Portfolio, for which SunAmerica acts as an Adviser) and discharges its responsibilities subject to the policies of the Directors and the oversight and supervision of SunAmerica, which pays the Advisers' fees. The Advisers for the Aggressive Growth Portfolio are Janus Capital Corporation; SunAmerica; and Warburg, Pincus Counsellors, Inc. The Advisers for the Mid-Cap Growth Portfolio are Miller Anderson & Sherrerd, LLP; Pilgrim Baxter & Associates, Ltd.; and T. Rowe Price Associates, Inc. The Advisers for the Value Portfolio are Davis Selected Advisers, L.P.; Neuberger & Berman, LLC.; and Strong Capital Management, Inc. The Advisers for the International Equity Portfolio are Rowe Price-Fleming International, Inc.; Strong Capital Management, Inc.; and Warburg, Pincus Counsellors, Inc. Each Adviser is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Adviser. For the period ended April 30, 1997, SunAmerica paid the Advisers for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio: Aggressive Growth Portfolio, .37%; Mid-Cap Growth Portfolio, .50%; Value Portfolio, .48%; and International Equity Portfolio, .63%.

SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average net assets: Aggressive Growth Portfolio, Mid-Cap Growth Portfolio and Value Portfolio 1.90% for Class A shares and 2.55% for Class B shares and Class C shares, respectively. International Equity Portfolio 2.15% for Class A shares and 2.80% for Class B shares and Class C shares. SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

For the period November 19, 1996 (date of commencement of operations) to April 30, 1997, SAAMCo has agreed to voluntarily reimburse expenses as follows:

                            MANAGEMENT FEES    OTHER EXPENSES
                              REIMBURSED         REIMBURSED
                            ---------------    --------------
Aggressive Growth A......       $23,405            $--
Aggressive Growth B......         7,700             4,534
Aggressive Growth C......           244             2,130
Mid-Cap Growth A.........        24,046            --
Mid-Cap Growth B.........         8,856             4,490
Mid-Cap Growth C.........           251             2,156
Value A..................        26,936            --
Value B..................        10,636             4,663
Value C..................           381             2,157
International Equity A...        31,546            --
International Equity B...         8,476             5,513
International Equity C...         2,178               248

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ('SACS' or the 'Distributor'), an indirect wholly-owned subsidiary of SunAmerica Inc. Each Portfolio has adopted a Distribution Plan (the 'Plan') in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Directors and the shareholders of each class of shares of each

                                                                              31
                                                  [STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited) -- (continued)


Portfolio have adopted Distribution Plans hereinafter referred to as the 'Class A Plan,' the 'Class B Plan' and the 'Class C Plan.' In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10% of average daily net assets of such Portfolio's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B and Class C Plans, the Distributor may receive payments from a Portfolio at the annual rate of up to 0.75% of the average daily net assets of such Portfolio's Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans also provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, 1997, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class B shares and Class C shares. SACS has advised the Portfolios that for the period November 19, 1996 (date of commencement of operations) to April 30, 1997, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers), Class B and Class C redemptions are as follows:

                                                                                 CLASS B
                                                    CLASS A                    -----------      CLASS C
                                    ----------------------------------------   CONTINGENT   ---------------
                                                AFFILIATED    NON-AFFILIATED    DEFERRED      CONTINGENT
                                     SALES       BROKER-         BROKER-          SALES        DEFERRED
                                    CHARGES      DEALERS         DEALERS         CHARGES     SALES CHARGES
                                    --------    ----------    --------------   -----------  ---------------
Aggressive Growth Portfolio......   $604,328     $ 244,388       $283,855       $   2,368      $      --
Mid-Cap Growth Portfolio.........    355,402       132,061        178,535           1,634             --
Value Portfolio..................    717,073       273,496        351,147           1,581             --
International Equity Portfolio...    315,089        94,682        177,689           1,487             --

32
[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited) -- (continued)


The Fund, on behalf of each Portfolio, has entered into a Service Agreement with

SunAmerica Fund Services, Inc. ('SAFS'), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the period November 19, 1996 (date of commencement of operations) to April 30, 1997, the Portfolios incurred the following expenses which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                   PAYABLE
                                               EXPENSE                         APRIL 30, 1997
                                    -----------------------------       -----------------------------
                                    CLASS A    CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                    -------    -------    -------       -------    -------    -------
Aggressive Growth Portfolio......   $23,501    $ 7,819     $ 244        $ 5,322    $ 2,952     $ 179
Mid-Cap Growth Portfolio.........    19,000      6,619       168          3,675      2,416       128
Value Portfolio..................    23,193      9,329       334          5,907      3,885       256
International Equity Portfolio...    19,945      5,758       166          4,050      2,237       133

Note 4. Purchases and Sales of Investment Securities

The aggregate cost of purchase and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) for the period November 19, 1996 (date of commencement of operations) to April 30, 1997 were as follows:

                         AGGRESSIVE       MID-CAP                     INTERNATIONAL
                           GROWTH         GROWTH          VALUE         EQUITY
                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                         -----------    -----------    -----------    -----------
Aggregate purchases...   $65,515,534    $43,117,207    $58,618,636    $35,968,499
                         -----------    -----------    -----------    -----------
                         -----------    -----------    -----------    -----------
Aggregate sales.......   $21,389,227    $ 7,443,735    $ 4,239,679    $ 2,843,327
                         -----------    -----------    -----------    -----------
                         -----------    -----------    -----------    -----------

Note 5. Portfolio Securities

The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.


The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, were as follows:

                           AGGRESSIVE       MID-CAP                     INTERNATIONAL
                             GROWTH         GROWTH          VALUE         EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           -----------    -----------    -----------    -----------
Cost....................   $52,020,341    $39,463,936    $61,116,507    $37,326,969
                           -----------    -----------    -----------    -----------
                           -----------    -----------    -----------    -----------
Appreciation............   $ 2,366,134    $ 1,103,307    $ 3,233,615    $ 1,572,564
Depreciation............    (1,968,396)    (3,228,942)    (1,051,991)    (1,876,439)
                           -----------    -----------    -----------    -----------
Unrealized appreciation
  (depreciation)--net...   $   397,738    $(2,125,635)   $ 2,181,624    $  (303,875)
                           -----------    -----------    -----------    -----------
                           -----------    -----------    -----------    -----------

                                                                              33
                                                  [STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited) -- (continued)


Note 6. Open Forward Currency Contracts

At April 30, 1997, the International Equity Portfolio engaged in the trading of forward foreign currency exchange contracts ('forward contracts') in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts. International Equity Portfolio held the following forward currency contracts at April 30, 1997.

                                                 GROSS
   CONTRACT             IN         DELIVERY   UNREALIZED
  TO DELIVER       EXCHANGE FOR      DATE     APPRECIATION
---------------   --------------   --------   -----------
*DEM   241,478     USD   150,000    7/23/97     $  9,721
 JPY  25,702,500   USD   230,000   10/24/97       22,093
 JPY  47,907,500   USD   433,454   10/24/97       45,932
*JPY  18,407,500   USD   166,546   10/24/97       17,649
                                              -----------
                                                  95,395
                                              -----------



                                                 GROSS
                                              UNREALIZED
                                              DEPRECIATION
                                              -----------
 USD    405,400   GBP     250,000   6/30/97     $   (651)
*USD    144,327   DEM     241,478   7/23/97       (4,048)
*USD    154,643   JPY  18,407,500  10/24/97       (5,745)
                                              -----------
                                                 (10,444)
                                              -----------
Net Appreciation...........................     $ 84,951
                                              -----------
                                              -----------

* Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

DEM   --Deutsche Mark
GBP   --Great Britain Pound
JPY   --Japanese Yen
USD   --United States Dollar

34
[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited) -- (continued)


Note 7. Capital Share Transactions

At April 30, 1997, SunAmerica Inc. owned 1,200,000 Class A shares in each Aggressive Growth, Mid-Cap Growth, Value and International Equity Portfolios representing 29.34%, 35.30%, 25.71% and 39.19% of total net assets, respectively.

Transactions in shares of each class of each series were as follows:

                                                   AGGRESSIVE GROWTH PORTFOLIO
                          -----------------------------------------------------------------------------
                                  CLASS A                     CLASS B                    CLASS C
                          ------------------------    ------------------------    ---------------------
                               FOR THE PERIOD              FOR THE PERIOD            FOR THE PERIOD
                             NOVEMBER 19, 1996*          NOVEMBER 19, 1996            MARCH 6, 1997
                                  THROUGH                     THROUGH                    THROUGH
                               APRIL 30, 1997              APRIL 30, 1997            APRIL 30, 1997
                          ------------------------    ------------------------    ---------------------
                           SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                          ---------    -----------    ---------    -----------    -------    ----------
Shares sold............   2,577,461    $32,809,583    1,556,525    $20,069,772     93,888    $1,187,829
Reinvested dividends...          --             --           --             --         --            --
Shares redeemed........     (78,114)    (1,001,178)     (56,395)      (660,740)      (917)      (11,637)
                          ---------    -----------    ---------    -----------    -------    ----------
Net increase...........   2,499,347    $31,808,405    1,500,130    $19,409,032     92,971    $1,176,192
                          ---------    -----------    ---------    -----------    -------    ----------
                          ---------    -----------    ---------    -----------    -------    ----------


                                                    MID-CAP GROWTH PORTFOLIO
                          -----------------------------------------------------------------------------
                                  CLASS A                     CLASS B                    CLASS C
                          ------------------------    ------------------------    ---------------------
                               FOR THE PERIOD              FOR THE PERIOD            FOR THE PERIOD
                             NOVEMBER 19, 1996*          NOVEMBER 19, 1996            MARCH 6, 1997
                                  THROUGH                     THROUGH                    THROUGH
                               APRIL 30, 1997              APRIL 30, 1997            APRIL 30, 1997
                          ------------------------    ------------------------    ---------------------
                           SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                          ---------    -----------    ---------    -----------    -------    ----------
Shares sold............   2,542,032    $31,032,701    1,472,651    $17,333,404     78,106    $  875,571
Reinvested dividends...          --             --           --             --         --            --
Shares redeemed........    (631,667)    (7,271,410)     (57,382)      (644,724)      (269)       (2,919)
                          ---------    -----------    ---------    -----------    -------    ----------
Net increase...........   1,910,365    $23,761,291    1,415,269    $16,688,680     77,837    $  872,652
                          ---------    -----------    ---------    -----------    -------    ----------
                          ---------    -----------    ---------    -----------    -------    ----------

                                                         VALUE PORTFOLIO
                          -----------------------------------------------------------------------------
                                  CLASS A                     CLASS B                    CLASS C
                          ------------------------    ------------------------    ---------------------
                               FOR THE PERIOD              FOR THE PERIOD            FOR THE PERIOD
                             NOVEMBER 19, 1996*          NOVEMBER 19, 1996            MARCH 6, 1997
                                  THROUGH                     THROUGH                    THROUGH
                               APRIL 30, 1997              APRIL 30, 1997            APRIL 30, 1997
                          ------------------------    ------------------------    ---------------------
                           SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                          ---------    -----------    ---------    -----------    -------    ----------
Shares sold............   2,909,491    $37,637,259    1,925,436    $25,413,944    139,015    $1,841,152
Reinvested dividends...          --             --           --             --         --            --
Shares redeemed........    (273,310)    (3,689,160)     (26,464)      (345,611)      (152)       (1,978)
                          ---------    -----------    ---------    -----------    -------    ----------
Net increase...........   2,636,181    $33,948,099    1,898,972    $25,068,333    138,863    $1,839,174
                          ---------    -----------    ---------    -----------    -------    ----------
                          ---------    -----------    ---------    -----------    -------    ----------

                                                 INTERNATIONAL EQUITY PORTFOLIO
                          -----------------------------------------------------------------------------
                                  CLASS A                     CLASS B                    CLASS C
                          ------------------------    ------------------------    ---------------------
                               FOR THE PERIOD              FOR THE PERIOD            FOR THE PERIOD
                             NOVEMBER 19, 1996*          NOVEMBER 19, 1996            MARCH 6, 1997
                                  THROUGH                     THROUGH                    THROUGH
                               APRIL 30, 1997              APRIL 30, 1997            APRIL 30, 1997
                          ------------------------    ------------------------    ---------------------
                           SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                          ---------    -----------    ---------    -----------    -------    ----------
Shares sold............   2,391,485    $29,937,892    1,160,928    $14,457,262     87,909    $1,088,635
Reinvested dividends...          --             --           --             --         --            --
Shares redeemed........    (549,549)    (6,870,565)     (26,001)      (323,542)        --            --
                          ---------    -----------    ---------    -----------    -------    ----------
Net increase...........   1,841,936    $23,067,327    1,134,927    $14,133,720     87,909    $1,088,635
                          ---------    -----------    ---------    -----------    -------    ----------
                          ---------    -----------    ---------    -----------    -------    ----------

*Date of commencement of operations

                                                                              35
                                                  [STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1997 (unaudited) -- (continued)


Note 8. Directors' Retirement Plan

The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the 'Retirement Plan') effective January 1, 1993 for the unafilliated Directors. The Retirement Plan provides generally that if a disinterested Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an 'Eligible Director') retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of April 30, 1997, Aggressive Growth Portfolio, Mid-Cap Growth Portfolio, Value Portfolio and International Equity Portfolio had accrued $297, $251, $266 and $249, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and for the period from November 19, 1996 (date of commencement of operations) to April 30, 1997 expensed $297, $251, $266, and $249, respectively, for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

                     [This page intentionally left blank]

Style Select Series
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204
1-800-858-8850

AGGRESSIVE    [Logo of           [Logo of               [Logo of
GROWTH         Janus]            SunAmerica             Warburg
PORTFOLIO                        Asset Management]      Pincus]

MID-CAP       [Logo of              [Logo of            [Logo of
GROWTH         Miller Anderson        PBHG]              T.Rowe Price]
PORTFOLIO      & Sherrerd, LLP]

VALUE         [Logo of              [Logo of            [Logo of
PORTFOLIO      Davis Selected        Neuberger &         Strong]
               Advisers]             Berman, LLC]

INTERNATIONAL  [Logo of               [Logo of          [Logo of
EQUITY          Rowe Price-Fleming     Strong]           Warburg
PORTFOLIO       International, Inc.]                     Pincus]


This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

                                                                           SSANN